As filed with the Securities and Exchange Commission on December 11, 1997


                                                        REGISTRATION NO. 2-91369
                                                       REGISTRATION NO. 811-4041

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                         Post-Effective Amendment No. 22

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 23


                           GE INVESTMENTS FUNDS, INC.
                 (formerly, Life of Virginia Series Fund, Inc.)
                               3003 Summer Street
                           Stamford, Connecticut 06905
                    (Address of Principal Executive Offices)

                          Registrant's Telephone Number
                                 (203) 326-4040

                               Matthew J. Simpson
                                    Secretary
                           GE Investments Funds, Inc.
                               3003 Summer Street
                           Stamford, Connecticut 06905
                     (Name and Address of Agent for Service)

                                    Copy to:
                                 Stephen E. Roth
                        Sutherland, Asbill & Brennan LLP
                          1275 Pennsylvania Avenue, NW
                            Washington, DC 20004-2404

                         ------------------------------

               It is proposed that this filing will become effective:

               ___ immediately upon filing pursuant to paragraph (b)

               _X_ on December 12 pursuant to paragraph (b)

               ___ 60 days after filing pursuant to paragraph (a)

               ___ on  (Date)  pursuant to paragraph (a) of Rule 485

               ___ 75 days after filing pursuant to paragraph (a)(2) of Rule 485

               ___ on (Date) pursuant to paragraph (a)(2) of Rule 485

                        ---------------------------------

                              CROSS REFERENCE SHEET



Item No. of
Form N-1A                  Caption
----------                  -------

Part A                     Prospectus
------                     ----------

1..................        Cover Page

2..................        Not Applicable

3..................        Financial Highlights

4..................        GE Investments Funds, Inc.; Investment Objectives and Policies; Investment Practices

5..................        Management of the Company

5A.................        Not Applicable

6..................        GE Investments Funds, Inc., Dividends, Distributions and Taxes; Additional Information

7..................        Purchase and Redemption of Fund Shares

8..................        Purchase and Redemption of Fund Shares

9..................        Additional Information

Part B                     Statement of Additional Information
------                     -----------------------------------

10.................        Cover Page

11.................        Table of Contents

12.................        General Information

13.................        General Information; Investment Practices and Restrictions; Appendix A; Appendix B

14.................        Management of the Company

15.................        General Information; Management of the Fund Additional Information

16.................        Management of the Fund; Additional Information

17.................        Portfolio Transactions and Brokerage

18.................        Dividends and Distributions; Additional Information

19.................        Determination of Net Asset Value; Purchase and Redemption of Fund Shares

20.................        Dividends, Distributions and Taxes (prospectus)

21.................        Purchase and Redemption of Fund Shares (prospectus)

22.................        Performance Information

23.................        Financial Statements

                                     PART A


                                   PROSPECTUS

                                   SUPPLEMENT

          Dated December 12, 1997 To Prospectus Dated October 24, 1997

                           GE Investments Funds, Inc.

As of December 12, 1997, shares of the Government Securities Fund are no longer being offered.


The date on the prospectus cover, the date on page 1 of the prospectus, and the page 1 reference to the date of the Statement of Additional Information are each changed to:

                                December 12, 1997


The last sentence of the second paragraph on page 5 is replaced with the following:


Income Fund, U.S. Equity Fund and Premier Growth Equity Fund began operations on December 12, 1997. Information in these Financial Highlights relating to the Income Fund and U.S. Equity Fund reflects the financial history of a predecessor entity to each of these Funds. Each of these Funds is the financial successor to an investment portfolio ("Predecessor Fund") of an open-end management investment company similar to the Funds in structure and purpose. Income Fund is the financial successor to the GE Fixed Income Portfolio of Variable Investment Trust ("VIT"). U.S. Equity Fund is the financial successor to the GE U.S. Equity Portfolio of VIT. Both Income Fund and U.S. Equity Fund have investment objectives, policies and restrictions substantially identical to their corresponding Predecessor Fund. Premier Growth Equity Fund is a new Fund with no previous financial history.


The tables on the following page of this supplement relating to the financial highlights for U.S. Equity Fund and Income Fund are added following page 11 of the prospectus.


The following is added to the end of the first full paragraph on page 37:


During the Company's fiscal year ended December 31, 1996, the total operating expenses incurred by the Funds (including advisory fees), before reimbursement, represented 1.03% of the average net assets of the Income Fund and 0.88% of the average net assets of the U.S. Equity Fund. During the Company's fiscal year ended December 31, 1996, their former investment adviser reimbursed expenses in amounts representing 0.28% of the average net assets of the Income Fund and 0.08% of the average net assets of the U.S. Equity Fund.

GE Investments Funds, Inc.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
   Selected data based on a share outstanding throughout the periods indicated (June 30, 1997 data is unaudited)

                                                          U.S. EQUITY FUND                       INCOME FUND
                                                  ---------------------------------   ---------------------------------
                                                  6/30/97   12/31/96   12/31/95 (C)   6/30/97   12/31/96   12/31/95 (C)
                                                  -------   --------   ------------   -------   --------   ------------
Net asset value, beginning of period............  $ 21.11   $  19.27      $15.00      $ 11.84    $12.53       $12.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income.........................     0.13       0.34        0.46         0.39      0.76         0.82
  Net realized and unrealized gains (losses) on
     investments................................     3.83       3.90        4.87        (0.05)    (0.43)        1.13
                                                  -------   --------   ------------   -------   --------   ------------
TOTAL INCOME (LOSS) FROM INVESTMENT
  OPERATIONS....................................     3.96       4.24        5.33         0.34      0.33         1.95
                                                  -------   --------   ------------   -------   --------   ------------

LESS DISTRIBUTIONS FROM:
  Net investment income.........................     0.00       0.35        0.47         0.38      0.76         0.84
  Net realized gains............................     0.00       2.05        0.59         0.00      0.26         0.58
                                                  -------   --------   ------------   -------   --------   ------------
TOTAL DISTRIBUTIONS.............................     0.00       2.40        1.06         0.38      1.02         1.42
                                                  -------   --------   ------------   -------   --------   ------------
NET ASSET VALUE, END OF PERIOD..................  $ 25.07   $  21.11      $19.27      $ 11.80    $11.84       $12.53
                                                  -------   --------   ------------   -------   --------   ------------
                                                  -------   --------   ------------   -------   --------   ------------
TOTAL RETURN (A)................................    18.76%     21.72%      35.58%        2.94%     2.92%       16.83%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)......  $21,829   $ 18,027      $9,071      $ 5,240    $5,388       $3,271
  Ratios to average net assets:
     Net investment income*.....................     1.14%      1.80%       2.10%        6.49%     6.37%        6.52%
     Expenses*..................................     0.80%      0.80%       0.80%        0.75%     0.75%        0.75%
     Gross Expenses*............................     0.90%      0.88%       1.03%        1.05%     1.03%        1.15%
  Portfolio turnover rate.......................       14%        35%         71%         153%      222%         253%
  Average brokerage commissions (b).............  $  .053   $   .071         N/A          N/A       N/A          N/A

------------
NOTES TO FINANCIAL HIGHLIGHTS
(a) Total returns assume changes in share price, reinvestment of dividends and capital gains, and assume no sales charge. Had the adviser not absorbed a portion of expenses, total returns would have been lower. Periods less than one year are not annualized.
(b) For the fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged. Mark-ups, mark-downs and spreads on shares traded on a principal basis are not included unless they are disclosed on confirmations prepared in accordance with rule 10b-10 under the Securities Exchange Act of 1934.
(c) Information is for the period January 3, 1995, commencement of investment operations, through December 31, 1995.
 *  Annualized for periods less than one year.

The prospectus is incorporated herein by reference to the prospectus filed with the Securities and Exchange Commission on October 24, 1997 as part of Post-Effective Amendment No. 21 to GE Investments Funds, Inc.'s registration statement on Form N-1A (File No. 2-91369).

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                                   SUPPLEMENT

      Dated December 12, 1997 To Statement of Additional Information Dated
                                October 24, 1997

                           GE Investments Funds, Inc.


               The date on the cover page of the Statement of Additional Information is changed to:

                                December 12, 1997

The last sentence of each of the first and third paragraphs on page 6 is deleted and the following paragraph is added after the third paragraph on page 6:


The portfolio turnover rates for the Income Fund for the years ended December 31, 1995 and December 31, 1996 were approximately 253% and 222% respectively. The portfolio turnover rates for the U.S. Equity Fund for the years ended December 31, 1995 and December 31, 1996 were approximately 71% and 35% respectively.

The following is added at the bottom of page 34:

Management of Predecessor Funds for Income Fund and U.S. Equity Fund

Income Fund and U.S. Equity Fund each began operations on December 12, 1997. Financial statements included in this Statement of Additional Information and other financial information included herein and in the Company's prospectus relating to past financial history of these two Funds is the financial history of a predecessor entity to each of these Funds. Each of these Funds is the financial successor to an investment portfolio ("Predecessor Fund") of an open-end management investment company similar to the Funds in structure and purpose. Income Fund is the financial successor to the GE Fixed Income Portfolio of Variable Investment Trust ("VIT"). U.S. Equity Fund is the financial successor to the GE U.S. Equity Portfolio of VIT. Both Income Fund and U.S. Equity Fund have investment objectives, policies and restrictions substantially identical to their corresponding Predecessor Fund. It is anticipated that GEIM will manage both of these Funds in substantially the same manner as it managed the corresponding Predecessor Funds. Both Predecessor Funds began operations on January 3, 1995 and ceased operations on December 12, 1997 when a substantial portion of their investment portfolios were transferred to the corresponding Fund.


During its entire operating period, VIT (and each of its portfolios, including GE Fixed Income Portfolio and GE U.S. Equity Portfolio) was managed by GEIM. VIT paid GEIM advisory fees for managing its portfolios computed as a percentage of the average daily net assets of such portfolios. For GE Fixed Income Portfolio the fee was at an annual rate of 0.45%; for GE U.S. Equity Portfolio the fee was at an annual rate of 0.50%. Each of these portfolios also paid GEIM an administrative fee computed on the same basis at an annual rate of 0.05%. For the fiscal years ended December 31, 1995 and December 31, 1996, GE Fixed Income Portfolio paid advisory and administrative fees to GEIM of $22,614 and $23,311, respectively. GE U.S. Equity Portfolio paid advisory and administrative fees to GEIM of $53,162 and

$80,400, respectively, for the corresponding periods. For the fiscal years ended December 31, 1995 and December 31, 1996, GEIM reimbursed GE Fixed Income Portfolio $18,169 and $12,983, respectively, for expenses in excess of 0.75%. For the fiscal years ended December 31, 1995 and December 31, 1996, GEIM reimbursed GE U.S. Equity Portfolio $22,406 and $12,056, respectively, for expenses in excess of 0.80%.


The following is added to the end of the fourth paragraph on page 35:

The foregoing amounts do not include brokerage commissions for the Predecessor Funds.


The following replaces the last sentence on page 39:


Financial Statements of Predecessor Funds. Although Income Fund and U.S. Equity Fund only commenced operations on December 12, 1997, the Company believes that each of these Funds is the financial successor to a Predecessor Fund (see page
34) and has therefore included audited financial statements for the fiscal period ended December 31, 1995 and the fiscal year ended December 31, 1996 and unaudited financial statements for the six-month period ended June 30, 1997 for such Predecessor Funds. Income Fund is the financial successor to the GE Fixed Income Portfolio of VIT. U.S. Equity Fund is the financial successor to the GE U.S. Equity Portfolio of VIT.


The following is added after page F-34:

Variable Investment Trust-GE U.S. Equity Portfolio                             1
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JUNE 30, 1997 (UNAUDITED)

                                                                                    NUMBER
                                                                                  OF SHARES     VALUE ($)
                                                                                  ----------   -----------
COMMON STOCK-96.8%
BASIC MATERIALS-4.3%
     Air Products & Chemicals Inc...............................................        780         63,375
     Airgas Inc.................................................................      1,433         28,391(a)
     Barrick Gold Corp..........................................................        943         20,746
     Du Pont de Nemours (E.I.) & Co.............................................      5,762        362,286
     Eastman Chemical Co........................................................        337         21,400
     FMC Corp...................................................................        333         26,453(a)
     IMC Global Inc.............................................................        708         24,780
     Mead Corp..................................................................        930         57,892
     Morton International Inc...................................................      2,930         88,449
     Newmont Mining Corp........................................................      2,643        103,077
     Potash Corp. of Saskatchewan Inc...........................................        200         15,013
     PPG Industries Inc.........................................................        184         10,695
     Rayonier Inc...............................................................        800         33,650
     Weyerhaeuser Co............................................................      1,606         83,512
                                                                                               -----------
                                                                                                   939,719
                                                                                               -----------
CAPITAL GOODS-11.9%
     AlliedSignal Inc...........................................................      4,502        378,168
     AMP Inc....................................................................        950         39,663
     Armstrong World Industries Inc.............................................        590         43,291
     Avery Dennison Corp........................................................        467         18,738
     Boeing Co..................................................................        566         30,033
     Bombardier Inc. (Class B)..................................................        200          4,540
     Browning-Ferris Industries Inc.............................................      1,560         51,870
     Corning Inc................................................................        500         27,813
     Deere & Co.................................................................      2,478        135,980
     Dover Corp.................................................................      4,895        301,042
     Emerson Electric Co........................................................      5,663        311,819
     General Signal Corp........................................................        649         28,313
     Harnischfeger Industries Inc...............................................        333         13,820
     Hubbell Inc. (Class B).....................................................      5,068        222,992
     Laidlaw Inc................................................................        832         11,492
     Lockheed Martin Corp.......................................................        939         97,245
     Mannesmann AG..............................................................         28         12,474
     Martin Marietta Materials Inc..............................................      1,332         43,123

--------------------------------------------------------------------------------
         SEE NOTES TO SCHEDULE OF INVESTMENTS AND FINANCIAL STATEMENTS.

2                             Variable Investment Trust-GE U.S. Equity Portfolio
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JUNE 30, 1997 (UNAUDITED), CONTINUED

                                                                                    NUMBER
                                                                                  OF SHARES     VALUE ($)
                                                                                  ----------   -----------
     Masco Corp.................................................................        233          9,728
     McDonnell Douglas Corp.....................................................        515         35,278
     Minnesota Mining & Manufacturing Co........................................        433         44,166
     Molex Inc. (Class A).......................................................      1,061         37,002
     National Service Industries Inc............................................        591         28,774
     Parker Hannifin Corp.......................................................        334         20,270
     Sherwin Williams Co........................................................      1,208         37,297
     Textron Inc................................................................      4,437        294,506
     Timken Co..................................................................        831         29,552
     Tyco International Ltd.....................................................        359         24,973
     United Technologies Corp...................................................      2,011        166,913
     United Waste Systems Inc...................................................        333         13,653(a)
     US Filter Corp.............................................................        334          9,102(a)
     Waste Management Inc.......................................................      1,832         58,853
     Wheelabrator Technologies Inc..............................................        562          8,676
                                                                                               -----------
                                                                                                 2,591,159
                                                                                               -----------
CONSUMER--CYCLICAL-7.3%
     ACNielsen Corp.............................................................      2,034         39,917(a)
     Autoliv AB.................................................................        581         22,732(a)
     Automatic Data Processing Inc..............................................      2,814        132,258
     Carnival Corp. (Class A)...................................................        783         32,299
     Catalina Marketing Corp....................................................        433         20,838(a)
     Circus Circus Enterprises Inc..............................................      2,111         51,983(a)
     Comcast Corp. (Class A)....................................................      3,166         67,673
     Comcast UK Cable Partners Ltd. (Class A)...................................        866         10,392(a)
     CUC International Inc......................................................      1,283         33,117(a)
     Disney (Walt) Co...........................................................      2,635        211,459
     Dun & Bradstreet Corp......................................................        400         10,500
     Eastman Kodak Co...........................................................      1,138         87,342
     Federal-Mogul Corp.........................................................        384         13,440
     Ford Motor Co..............................................................      2,291         86,485
     Gannett Inc................................................................      1,621        160,074
     General Motors Corp........................................................        730         40,652
     Goodyear Tire & Rubber Co..................................................        482         30,517
     Harman International Industries Inc........................................        633         26,665
     Interpublic Group Cos. Inc.................................................      1,822        111,711

--------------------------------------------------------------------------------
         SEE NOTES TO SCHEDULE OF INVESTMENTS AND FINANCIAL STATEMENTS.

Variable Investment Trust-GE U.S. Equity Portfolio                             3
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JUNE 30, 1997 (UNAUDITED), CONTINUED

                                                                                    NUMBER
                                                                                  OF SHARES     VALUE ($)
                                                                                  ----------   -----------
     ITT Industries Inc.........................................................        309          7,957
     Knight Ridder Inc..........................................................        433         21,244
     McDonalds Corp.............................................................      2,037         98,413
     Metromedia International Group Inc.........................................        449          5,697(a)
     Nine West Group Inc........................................................        333         12,716(a)
     Scholastic Corp............................................................        457         15,995(a)
     Tele-Communications Inc. (Series A)........................................      3,738         55,603
     Tele-Communications Inc. Liberty Media Group (Series A)....................      2,981         70,799(a)
     Time Warner Inc............................................................        893         43,087
     Viad Corp..................................................................        749         14,418
     Xerox Corp.................................................................        766         60,418
                                                                                               -----------
                                                                                                 1,596,401
                                                                                               -----------
CONSUMER--STABLE-9.6%
     Anheuser Busch Cos. Inc....................................................      4,725        198,155
     Archer-Daniels Midland Co..................................................      1,668         39,198
     Avon Products Inc..........................................................      1,119         78,959
     Coca Cola Co...............................................................        165         11,138
     Colgate Palmolive Co.......................................................      1,911        124,693
     Conagra Inc................................................................      1,110         71,179
     CPC International Inc......................................................      1,176        108,559
     General Mills Inc..........................................................        882         57,440
     Gillette Co................................................................        400         37,900
     International Flavours.....................................................        471         23,786
     International Multifoods Corp..............................................        233          5,854
     Kellogg Co.................................................................        266         22,776
     Kimberly Clark Corp........................................................      4,380        217,905
     Nestle S.A. (Regd.)........................................................         30         39,575
     Pepsico Inc................................................................      8,545        320,972
     Philip Morris Cos. Inc.....................................................      6,364        282,402(g)
     Procter & Gamble Co........................................................      1,903        268,799
     Ralston Purina Co..........................................................        741         60,901
     Sara Lee Corp..............................................................      1,789         74,467
     Sysco Corp.................................................................        534         19,491
     Unilever N.V...............................................................        150         32,700
                                                                                               -----------
                                                                                                 2,096,849
                                                                                               -----------

--------------------------------------------------------------------------------
         SEE NOTES TO SCHEDULE OF INVESTMENTS AND FINANCIAL STATEMENTS.

4                             Variable Investment Trust-GE U.S. Equity Portfolio
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JUNE 30, 1997 (UNAUDITED), CONTINUED

                                                                                    NUMBER
                                                                                  OF SHARES     VALUE ($)
                                                                                  ----------   -----------
ENERGY-10.8%
     Amoco Corp.................................................................      2,295        199,522
     Anadarko Petroleum Corp....................................................        652         39,120
     Atlantic Richfield Co......................................................      1,880        132,540
     Baker Hughes Inc...........................................................      2,457         95,055
     British Petroleum PLC ADR..................................................        756         56,605
     Burlington Resources Inc...................................................      2,156         95,133
     Diamond Offshore Drilling Inc..............................................        150         11,719(a)
     Elf Aquitaine S.A..........................................................        283         15,406
     Exxon Corp.................................................................      6,832        420,168
     Halliburton Co.............................................................        520         41,210
     Louisiana Land & Exploration Co............................................        333         19,023
     Mobil Corp.................................................................      2,898        202,498
     Nabors Industries Inc......................................................      1,206         30,150(a)
     Royal Dutch Petroleum Co. ADR..............................................      5,404        293,842
     Schlumberger Ltd...........................................................      2,630        328,750
     Texaco Inc.................................................................      1,504        163,560
     Tosco Corp.................................................................        738         22,094
     Total S.A. (Class B).......................................................        498         25,211
     Union Pacific Resources Group Inc..........................................      1,419         35,298
     Unocal Corp................................................................      2,894        112,323
     Valero Energy Corp.........................................................        533         19,321
                                                                                               -----------
                                                                                                 2,358,548
                                                                                               -----------
FINANCIAL-12.0%
     American Express Co........................................................      2,938        218,881
     Bank of New York Inc.......................................................      1,322         57,507
     BankAmerica Corp...........................................................      1,442         93,099
     BankBoston Corp............................................................      1,123         80,926
     Bankers Trust New York Corp................................................        226         19,662
     Barnett Banks Inc..........................................................        300         15,750
     Beneficial Corp............................................................        400         28,425
     Chase Manhattan Corp.......................................................      1,226        118,999
     Citicorp...................................................................      2,984        359,758
     CMAC Investment Corp.......................................................        569         27,170
     Countrywide Credit Industries..............................................      1,063         33,152
     Edwards A.G. Inc...........................................................        506         21,632

--------------------------------------------------------------------------------
         SEE NOTES TO SCHEDULE OF INVESTMENTS AND FINANCIAL STATEMENTS.

Variable Investment Trust-GE U.S. Equity Portfolio                             5
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JUNE 30, 1997 (UNAUDITED), CONTINUED

                                                                                    NUMBER
                                                                                  OF SHARES     VALUE ($)
                                                                                  ----------   -----------
     Federal National Mortgage Assoc............................................      8,856        386,343
     ING Groep N.V..............................................................        834         38,547
     Mellon Bank Corp...........................................................      1,572         70,937
     Merrill Lynch & Co. Inc....................................................        600         35,775
     Morgan (J.P.) & Co. Inc....................................................        739         77,133
     Morgan Stanley, Dean Witter, Discover & Co.................................      3,996        172,078
     Norwest Corp...............................................................        200         11,250
     Providian Financial Corp...................................................        443         14,231(a)
     Salomon Inc................................................................        434         24,141
     State Street Corp..........................................................      1,400         64,750
     T. Rowe Price & Associates.................................................        316         16,314
     Travelers Group Inc........................................................      7,203        454,239
     Trizec Hahn Corp...........................................................        450          9,619
     United States Bancorp......................................................        583         37,385
     Wells Fargo & Co...........................................................        514        138,523
                                                                                               -----------
                                                                                                 2,626,226
                                                                                               -----------
FINANCIAL--INSURANCE-5.9%
     Aegon N.V..................................................................        192         13,483
     American International Group Inc...........................................      2,432        363,280
     Chubb Corp.................................................................      1,715        114,691
     Equitable Cos. Inc. (Series B).............................................        267          8,878
     Everest Reinsurance Holdings...............................................        200          7,925
     General Reinsurance Corp...................................................        480         87,360
     Lincoln National Corp......................................................      1,233         79,374
     Loews Corp.................................................................      2,062        206,458
     Marsh & McLennan Cos. Inc..................................................      1,916        136,754
     Provident Cos. Inc.........................................................      1,865         99,778
     Reliastar Financial Corp...................................................        484         35,393
     The Hartford Financial Services Group Inc..................................        399         33,017
     TIG Holdings Inc...........................................................      1,869         58,406
     UNUM Corp..................................................................        726         30,492
                                                                                               -----------
                                                                                                 1,275,289
                                                                                               -----------
HEALTHCARE-12.4%
     Abbott Laboratories........................................................      4,426        295,435
     Allergan Inc...............................................................      1,865         59,330
     American Home Products Corp................................................      3,395        259,717

--------------------------------------------------------------------------------
         SEE NOTES TO SCHEDULE OF INVESTMENTS AND FINANCIAL STATEMENTS.

6                             Variable Investment Trust-GE U.S. Equity Portfolio
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JUNE 30, 1997 (UNAUDITED), CONTINUED

                                                                                    NUMBER
                                                                                  OF SHARES     VALUE ($)
                                                                                  ----------   -----------
     Arrow International Inc....................................................        179          5,236
     Baxter International Inc...................................................        936         48,906
     Bristol-Myers Squibb Co....................................................      5,393        436,833
     Cardinal Health Inc........................................................        963         55,132
     Columbia/HCA Healthcare Corp...............................................        100          3,931
     Dentsply International Inc.................................................        269         13,181
     Eli Lilly & Co.............................................................        799         87,341
     Forest Labs Inc............................................................        108          4,496(a)
     Johnson & Johnson..........................................................      4,619        297,348
     Lincare Holdings Inc.......................................................        748         32,164(a)
     Merck & Co. Inc............................................................      2,931        303,358
     Pfizer Inc.................................................................      2,171        259,435
     Scherer (R.P.) Corp. Delaware..............................................      1,237         63,860(a)
     Schering Plough Corp.......................................................      3,216        153,966
     Smithkline Beecham PLC ADR.................................................      2,251        206,248
     St. Jude Medical Inc.......................................................        142          5,538(a)
     Sun Healthcare Group Inc...................................................        217          4,516(a)
     Tenet Healthcare Corp......................................................        450         13,303(a)
     Warner-Lambert Co..........................................................        100         12,425
     Watson Pharmaceuticals Inc.................................................      2,131         90,035(a)
                                                                                               -----------
                                                                                                 2,711,734
                                                                                               -----------
RETAIL TRADE-4.5%
     American Stores Co.........................................................        843         41,623
     Arbor Drugs Inc............................................................      1,959         39,425
     Costco Cos. Inc............................................................      1,398         45,959(a)
     Dayton Hudson Corp.........................................................      1,532         81,483
     Federated Department Stores Inc............................................      1,598         55,530(a)
     Home Depot Inc.............................................................      1,972        135,945
     Lowes Cos. Inc.............................................................        927         34,415
     Office Max Inc.............................................................        412          5,948(a)
     Penney J.C. Inc............................................................        366         19,101
     Sears Roebuck & Co.........................................................      3,092        166,195
     Toys 'R Us Inc.............................................................      2,427         84,945(a)
     Wal Mart Stores Inc........................................................      7,905        267,288
                                                                                               -----------
                                                                                                   977,857
                                                                                               -----------

--------------------------------------------------------------------------------
         SEE NOTES TO SCHEDULE OF INVESTMENTS AND FINANCIAL STATEMENTS.

Variable Investment Trust-GE U.S. Equity Portfolio                             7
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JUNE 30, 1997 (UNAUDITED), CONTINUED

                                                                                    NUMBER
                                                                                  OF SHARES     VALUE ($)
                                                                                  ----------   -----------
TECHNOLOGY--ELECTRONICS AND EQUIPMENT-6.4%
     3Com Corp..................................................................        283         12,735(a)
     Applied Materials Inc......................................................        911         64,510(a)
     Cisco Systems Inc..........................................................      1,149         77,127(a)
     DSC Communications Corp....................................................        482         10,724(a)
     Hewlett Packard Co.........................................................      4,437        248,472
     Intel Corp.................................................................      3,058        433,663
     International Business Machines............................................      3,588        323,593
     Lucent Technologies Inc....................................................        568         40,931
     Northern Telecom Ltd.......................................................        400         36,400
     Pitney Bowes Inc...........................................................      1,194         82,983
     Storage Technology Corp....................................................        241         10,725(a)
     Varian Associates Inc......................................................        902         48,933
                                                                                               -----------
                                                                                                 1,390,796
                                                                                               -----------
TECHNOLOGY--SOFTWARE & SERVICES-4.0%
     Computer Associates International Inc......................................      1,580         87,986
     Electronic Data Systems Corp...............................................        582         23,862
     Equifax Inc................................................................      6,246        232,273
     First Data Corp............................................................      7,425        326,236
     Intuit Inc.................................................................        331          7,592(a)
     Microsoft Corp.............................................................        433         54,721(a)
     Reuters Holdings PLC ADR (Class B).........................................      2,376        149,688
                                                                                               -----------
                                                                                                   882,358
                                                                                               -----------
TRANSPORTATION-1.6%
     Burlington Northern Santa Fe...............................................      1,383        124,297
     Canadian Pacific Ltd.......................................................      2,423         68,904
     Continental Airlines Inc. (Class B)........................................      1,226         42,834(a)
     Delta Air Lines Inc........................................................        281         23,042
     Pittston Brinks Group......................................................        566         16,980
     Union Pacific Corp. N.V....................................................        882         62,181
                                                                                               -----------
                                                                                                   338,238
                                                                                               -----------
UTILITIES-6.1%
     360 Communications Co......................................................        217          3,716(a)
     Airtouch Communications Inc................................................      7,904        216,372(a)
     American Electric Power Inc................................................      1,317         55,314

--------------------------------------------------------------------------------
         SEE NOTES TO SCHEDULE OF INVESTMENTS AND FINANCIAL STATEMENTS.

8                             Variable Investment Trust-GE U.S. Equity Portfolio
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JUNE 30, 1997 (UNAUDITED), CONTINUED

                                                                                    NUMBER
                                                                                  OF SHARES     VALUE ($)
                                                                                  ----------   -----------
     American Telephone & Telegraph Corp........................................      2,293         80,398
     Bellsouth Corp.............................................................      2,127         98,639
     CMS Energy Corp............................................................        500         17,625
     Duke Power Co..............................................................      1,398         67,017
     El Paso Natural Gas Co.....................................................        399         21,945
     Florida Progress Corp......................................................        999         31,281
     FPL Group Inc..............................................................        895         41,226
     GTE Corp...................................................................      2,946        129,256
     MCI Communications Corp....................................................      1,229         47,048
     NTL Inc....................................................................      3,978         98,953(a)
     NYNEX Corp.................................................................      1,240         71,455
     Pacificorp.................................................................      1,831         40,282(g)
     Pinnacle West Capital Corp.................................................        400         12,025
     Public Service Co. Colorado................................................        618         25,647
     SBC Communications Inc.....................................................      2,208        136,620
     Sonat Inc..................................................................        966         49,507
     Southern Co................................................................        833         18,222
     Sprint Corp................................................................        333         17,524
     Vanguard Cellular Systems Inc. (Class A)...................................        598          8,148(a)
     Worldcom Inc...............................................................      1,499         47,968(a)
                                                                                               -----------
                                                                                                 1,336,188
                                                                                               -----------
     Total Common Stock
            (Cost $15,604,371)..................................................                21,121,362
                                                                                               -----------

                                                                                  PRINCIPAL
                                                                                  AMOUNT ($)
                                                                                  ----------
CONVERTIBLE BONDS-0.1%
     Berkshire Hathaway Inc. Delaware
     1.00%    12/02/01..........................................................      8,000          8,420
     Continental Airlines Inc.
     6.75%    04/15/06..........................................................      2,000          2,530
     6.75%    04/15/06..........................................................     11,000         14,424(b)
                                                                                               -----------
     Total Convertible Bonds
            (Cost $20,974)......................................................                    25,374
                                                                                               -----------

--------------------------------------------------------------------------------
         SEE NOTES TO SCHEDULE OF INVESTMENTS AND FINANCIAL STATEMENTS.

Variable Investment Trust-GE U.S. Equity Portfolio                             9
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JUNE 30, 1997 (UNAUDITED), CONTINUED

                                                                                    NUMBER
                                                                                  OF SHARES     VALUE ($)
                                                                                  ----------   -----------
PREFERRED STOCK-0.4%
     Airtouch Communications Inc. (Class B), 6.00%..............................        307          8,749
     Microsoft Corp. (Series A), $2.20..........................................      1,045         90,915
                                                                                               -----------
     Total Preferred Stock
            (Cost $93,157)......................................................                    99,664
                                                                                               -----------
     Total Investments in Securities
            (Cost $15,718,502)..................................................                21,246,400
                                                                                               -----------

SHORT-TERM INVESTMENTS-2.7%
     GEI Short-Term Investment Fund
            (Cost $578,019).....................................................    578,019        578,019
     Other Assets and Liabilities, net 0.0%.....................................                     4,352
                                                                                               -----------
NET ASSETS-100%.................................................................               $21,828,771
                                                                                               -----------
                                                                                               -----------

--------------------------------------------------------------------------------
         SEE NOTES TO SCHEDULE OF INVESTMENTS AND FINANCIAL STATEMENTS.

10                           Variable Investment Trust-GE Fixed Income Portfolio
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JUNE 30, 1997 (UNAUDITED)

                                                                                   PRINCIPAL
                                                                                   AMOUNT ($)   VALUE ($)
                                                                                   ----------   ----------
BONDS AND NOTES-94.9%
U.S. TREASURIES-38.1%
     U.S. Treasury Bonds
     6.50%     11/15/26..........................................................    157,000       150,572(g)
     6.625%    02/15/27..........................................................     89,000        87,081(g)
     8.125%    08/15/19..........................................................     54,000        61,602(g)
     10.625%   08/15/15..........................................................     89,000       123,794(g)
     12.00%    05/15/05..........................................................     14,000        18,642(g)
     12.50%    08/15/14..........................................................    100,000       147,047(g)
     13.75%    08/15/04..........................................................     94,000       132,290(g)
                                                                                                ----------
                                                                                                   721,028
                                                                                                ----------
     U.S. Treasury Notes
     5.875%    01/31/99-02/15/00.................................................    559,000       555,495(g)
     6.00%     06/30/99..........................................................     50,000        49,930
     6.00%     09/30/98..........................................................     78,000        78,085(g)
     6.25%     06/30/02..........................................................    100,000        99,406
     6.375%    05/15/00..........................................................    242,000       242,869(g)
     6.625%    07/31/01-05/15/07.................................................    201,000       202,826(g)
     7.75%     12/31/99..........................................................     44,000        45,574(g)
                                                                                                ----------
                                                                                                 1,274,185
                                                                                                ----------
     Total U.S. Treasuries
            (Cost $1,988,077)....................................................                1,995,213
                                                                                                ----------
ASSET BACKED-0.9%
     Advanta Mortgage Loan Trust Corp.
     6.30%     07/25/25..........................................................      5,731         5,575
     First Plus Home Improvement Loan Trust
     7.80%     03/20/16..........................................................     10,000        10,300
     First USA Credit Card Trust
     5.80%     02/17/05..........................................................     17,000        16,992(h)
     Green Tree Recreational, Equipment & Consumer Trust
     6.55%     07/15/28..........................................................     10,000         9,978
     The Money Store Home Equity Trust
     7.90%     10/15/22..........................................................      6,000         6,162
                                                                                                ----------
     Total Asset Backed
            (Cost $48,483).......................................................                   49,007
                                                                                                ----------

--------------------------------------------------------------------------------
         SEE NOTES TO SCHEDULE OF INVESTMENTS AND FINANCIAL STATEMENTS.

Variable Investment Trust-GE Fixed Income Portfolio                           11
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JUNE 30, 1997 (UNAUDITED), CONTINUED

                                                                                   PRINCIPAL
                                                                                   AMOUNT ($)   VALUE ($)
                                                                                   ----------   ----------
CORPORATE NOTES-23.6%
     Abbey National PLC
     7.35%     10/29/49..........................................................      6,000         6,008
     Bancomer S.A.
     9.00%     06/01/00..........................................................      7,000         7,070(b)
     Bangkok Bank PLC
     7.25%     09/15/05..........................................................     15,000        14,297(b)
     Bell Telephone Co.-Canada
     9.50%     10/15/10..........................................................     10,000        11,984
     BT Preferred Capital Trust
     7.875%     02/25/27.........................................................     15,000        14,508
     Capital One Bank
     6.43%     06/29/98..........................................................     50,000        50,058
     Carter Holt Harvey Ltd.
     8.875%    12/01/04..........................................................     50,000        54,910
     China International Trust & Investment Corp.
     9.00%     10/15/06..........................................................     10,000        11,053
     Circus Circus Enterprises Inc.
     6.70%     11/15/2096........................................................     10,000         9,672
     Cleveland Electric Co.-Toledo Edison
     7.19%     07/01/00..........................................................      5,000         5,014(b)
     Conseco Inc.
     8.70%     11/15/26..........................................................     10,000        10,235
     Continental Cablevision Inc.
     8.50%     09/15/01..........................................................     10,000        10,562
     CSX Corp.
     7.05%     05/01/02..........................................................     10,000        10,088
     DDR Pass-Through Asset Trust
     7.125%    03/15/02..........................................................     65,000        64,805
     Deutsche Bank Financial Inc.
     6.70%     12/13/06..........................................................     20,000        19,500
     Dresser Industries Inc.
     7.60%     08/15/2096........................................................     23,000        23,428
     Empresa Nacional De Electricid
     7.875%    02/01/27..........................................................      5,000         4,997
     Farmers Insurance Exchange

--------------------------------------------------------------------------------
         SEE NOTES TO SCHEDULE OF INVESTMENTS AND FINANCIAL STATEMENTS.

12                           Variable Investment Trust-GE Fixed Income Portfolio
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JUNE 30, 1997 (UNAUDITED), CONTINUED

                                                                                   PRINCIPAL
                                                                                   AMOUNT ($)   VALUE ($)
                                                                                   ----------   ----------
     8.625%    05/01/24..........................................................      5,000         5,111(b)
     FBOP Capital Trust
     10.20%     02/06/27.........................................................      5,000         5,263(b)
     Federated Department Stores Inc.
     10.00%     02/15/01.........................................................     50,000        54,698
     First American Capital Trust
     8.50%     04/15/12..........................................................      5,000         5,144(b)
     First Security Capital
     8.41%     12/15/26..........................................................      7,000         7,141
     First USA Capital Trust
     9.33%     01/15/27..........................................................     11,000        12,898
     Guangdong International Trust & Investment Corp.
     8.75%     10/24/16..........................................................     10,000        10,415(b)
     Hydro-Quebec
     8.05%     07/07/24..........................................................     60,000        65,039
     Korea Electric Power Corp.
     7.75%     04/01/13..........................................................     10,000        10,026
     Landeskreditbank Baden
     7.875%    04/15/04..........................................................     25,000        26,492
     Lehman Brothers Holdings Inc.
     6.84%     09/25/98..........................................................     25,000        25,181
     6.90%     03/30/01..........................................................     15,000        15,011
     Loewen Group International Inc.
     7.50%     04/15/01..........................................................     55,000        55,493
     MIC Financing Trust
     8.375%    02/01/27..........................................................     15,000        15,131(b)
     Morgan Stanley Finance PLC
     8.03%     02/28/17..........................................................      5,000         5,070
     National Bank of Hungary
     8.875%    11/01/13..........................................................     30,000        32,535
     National Westminster Bank PLC
     7.75%     04/29/49..........................................................      5,000         5,140
     New York State Dormitory Authority Revenues
     6.32%     04/01/99..........................................................     15,000        14,969
     News America Holdings Inc.
     8.15%     10/17/36..........................................................     35,000        34,505

--------------------------------------------------------------------------------
         SEE NOTES TO SCHEDULE OF INVESTMENTS AND FINANCIAL STATEMENTS.

Variable Investment Trust-GE Fixed Income Portfolio                           13
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JUNE 30, 1997 (UNAUDITED), CONTINUED

                                                                                   PRINCIPAL
                                                                                   AMOUNT ($)   VALUE ($)
                                                                                   ----------   ----------
     Norfolk Southern Corp.
     7.90%     05/15/2097........................................................     21,000        21,686
     North Atlantic Energy Corp.
     9.05%     06/01/02..........................................................     13,000        13,152
     NRG Energy Inc.
     7.50%     06/15/07..........................................................     15,000        15,038(b)
     NWCG Holding Corp.
     6.75%     06/15/99..........................................................     15,000        13,189
     Oryx Energy Co.
     10.00%     06/15/99.........................................................     50,000        52,570
     Paramount Communications Inc.
     5.875%    07/15/00..........................................................     50,000        48,401
     Petroleos Mexicanos
     7.75%     10/29/99..........................................................     15,000        15,075(b)
     Provident Capital Trust
     8.60%     12/01/26..........................................................      5,000         4,900
     Reliance Industries Ltd.
     10.375%    06/24/16.........................................................      5,000         5,459(b)
     10.50%     08/06/46.........................................................      5,000         5,693(b)
     Republic of Philippines
     8.60%     06/15/27..........................................................      5,000         4,950
     Republic of Poland
     3.75%     10/27/14..........................................................     10,000         8,688
     Riggs Capital Trust
     8.625%    12/31/26..........................................................     10,000         9,886(b)
     RJR Nabisco Inc.
     8.00%     07/15/01..........................................................     50,000        50,487
     Sun Life Canada Capital Trust
     8.526%    05/29/49..........................................................     15,000        15,561(b)
     Tele-Communications Inc.
     8.25%     01/15/03..........................................................     35,000        36,219
     Tenet Healthcare Corp.
     8.00%     01/15/05..........................................................     10,000        10,025
     Time Warner Entertainment Co. L.P.
     10.15%     05/01/12.........................................................     50,000        60,664

--------------------------------------------------------------------------------
         SEE NOTES TO SCHEDULE OF INVESTMENTS AND FINANCIAL STATEMENTS.

14                           Variable Investment Trust-GE Fixed Income Portfolio
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JUNE 30, 1997 (UNAUDITED), CONTINUED

                                                                                   PRINCIPAL
                                                                                   AMOUNT ($)   VALUE ($)
                                                                                   ----------   ----------
     Time Warner Pass-Through Asset Trust
     6.10%     12/30/01..........................................................     25,000        23,947
     Triton Energy Ltd.
     8.75%     04/15/02..........................................................      7,000         7,280
     United Co. Financial Corp.
     7.00%     07/15/98..........................................................     50,000        50,195
     Washington Mutual Capital
     8.375%    06/01/27..........................................................     12,000        12,193
     WorldCom Inc.
     7.55%     04/01/04..........................................................     15,000        15,281
                                                                                                ----------
     Total Corporate Notes
            (Cost $1,211,089)....................................................                1,233,990
                                                                                                ----------
MORTGAGE-BACKED-32.3%
     Federal Home Loan Mortgage Corp.
     7.50%     TBA...............................................................     90,000        90,253(c)
     9.00%     02/01/17-12/01/25.................................................    413,850       438,151
                                                                                                ----------
                                                                                                   528,404
                                                                                                ----------
     Federal National Mortgage Assoc.
     6.50%     01/01/04..........................................................      2,165         2,146
     7.50%     TBA...............................................................     45,000        45,056(c)
     8.00%     TBA...............................................................     40,000        40,887(c)
     8.50%     12/01/24..........................................................     40,860        42,616
                                                                                                ----------
                                                                                                   130,705
                                                                                                ----------
     Government National Mortgage Assoc.
     6.50%     05/15/24..........................................................     39,951        38,465
     7.00%     08/20/26..........................................................     64,908        66,348(h)
     7.50%     12/15/23..........................................................    107,980       108,790
     8.00%     03/15/23-12/15/23.................................................    116,699       120,016
     8.50%     10/15/17..........................................................    172,802       182,413
                                                                                                ----------
                                                                                                   516,032
                                                                                                ----------
     Mid State Trust
     7.54%     07/01/35..........................................................     10,000        10,061
                                                                                                ----------
     COLLATERALIZED MORTGAGE OBLIGATIONS
     Aetna Commercial Mortgage Trust
     6.42%     12/26/30..........................................................     15,714        15,697

--------------------------------------------------------------------------------
         SEE NOTES TO SCHEDULE OF INVESTMENTS AND FINANCIAL STATEMENTS.

Variable Investment Trust-GE Fixed Income Portfolio                           15
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JUNE 30, 1997 (UNAUDITED), CONTINUED

                                                                                   PRINCIPAL
                                                                                   AMOUNT ($)   VALUE ($)
                                                                                   ----------   ----------
     Asset Securitization Corp.
     7.41%     01/13/30..........................................................     50,000        51,375
     BHN Mortgage Trust
     7.916%    07/25/09..........................................................      9,840         9,987
     DLJ Mortgage Acceptance Corp.
     6.85%     12/17/27..........................................................     40,000        39,575(b)
     Federal National Mortgage Assoc.
     5.44%     07/01/26..........................................................      2,876         1,956(d,e)
     7.00%     06/18/20..........................................................     29,489        29,609
     7.00%     09/01/23-10/01/23.................................................    136,426        45,727(f)
     7.148%    10/17/09..........................................................     14,000        14,092
     7.17%     01/17/13..........................................................      6,000         6,047
     7.41%     03/25/21..........................................................     18,000        18,630
     8.50%     07/25/22..........................................................     20,776         6,776(f)
     9.00%     05/25/22..........................................................     13,585         4,551(f)
     Federal National Mortgage Assoc. REMIC
     6.856%    06/17/11..........................................................     11,000        10,886
     6.95%     07/25/20..........................................................     19,000        16,465(d,e)
     6.96%     12/25/22..........................................................         24            24
     6.96%     12/25/22..........................................................     13,436         9,809(d,e)
     7.23%     09/17/09..........................................................      7,000         7,079
     7.62%     12/17/04..........................................................     15,000        15,469
     7.82%     09/25/23..........................................................     34,748        21,240(d,e)
     8.62%     09/25/23..........................................................     35,000        21,579(d,e)
     9.51%     10/25/23..........................................................     13,979        10,659(d,e)
     Morgan Stanley Capital Inc.
     6.477%    10/15/10..........................................................    153,224       151,309(b)
                                                                                                ----------
                                                                                                   508,541
                                                                                                ----------
     Total Mortgage-Backed
            (Cost $1,686,051)....................................................                1,693,743
                                                                                                ----------
     Total Bonds and Notes
            (Cost $4,933,700)....................................................                4,971,953
                                                                                                ----------

--------------------------------------------------------------------------------
         SEE NOTES TO SCHEDULE OF INVESTMENTS AND FINANCIAL STATEMENTS.

16                           Variable Investment Trust-GE Fixed Income Portfolio
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JUNE 30, 1997 (UNAUDITED), CONTINUED

                                                                                     NUMBER
                                                                                   OF SHARES    VALUE ($)
                                                                                   ----------   ----------
PREFERRED STOCK-1.4%
     Beacon Properties Corp., 8.98%..............................................  765......        19,268
     Entergy Gulf States Inc., $1.75.............................................  380......         9,500
     First Industrial Reality Trust Inc., 8.625%.................................        665        16,625
     News Corp. Exchange Trust, 5.00%............................................  150......         9,720(b)
     UDS Capital, 8.32%..........................................................        715        17,696
                                                                                                ----------
     Total Preferred Stock
            (Cost $72,111).......................................................                   72,809
                                                                                                ----------
     Total Investments in Securities
            (Cost $5,005,811)....................................................                5,044,762
                                                                                                ----------

SHORT-TERM INVESTMENTS-10.5%
     GEI Short-Term Investment Fund
            (Cost $549,529)......................................................    549,529       549,529
     Other Assets and Liabilities, net (6.8%)....................................                (354,139)
                                                                                                ----------
NET ASSETS-100%..................................................................               $5,240,152
                                                                                                ----------
                                                                                                ----------

--------------------------------------------------------------------------------
         SEE NOTES TO SCHEDULE OF INVESTMENTS AND FINANCIAL STATEMENTS.

Variable Investment Trust                                                     17
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 1997 (UNAUDITED)

                                                                                    GE U.S.       GE FIXED
                                                                                    EQUITY         INCOME
                                                                                   PORTFOLIO     PORTFOLIO
                                                                                  -----------    ----------
ASSETS
Investments in securities, at market
  (cost $15,718,502 and $5,005,811, respectively)..............................   $21,246,400    $5,044,762
Short-term investments (at amortized cost).....................................       578,019       549,529
Cash...........................................................................            77           793
Foreign currency (cost $648 and $0, respectively)..............................           640        --
Receivable for investments sold................................................       199,334       679,538
Income receivables.............................................................        27,354        75,550
Receivable for fund shares sold................................................         8,491         3,806
Deferred organizational costs..................................................         7,910         7,910
                                                                                  -----------    ----------
Total assets...................................................................    22,068,225     6,361,888
                                                                                  -----------    ----------
LIABILITIES
Distributions payable to shareholders..........................................       --              4,593
Payable for investments purchased..............................................       217,399     1,102,408
Payable for fund shares repurchased............................................            14         3,585
Payable to GEIM................................................................        22,041        11,150
                                                                                  -----------    ----------
Total liabilities..............................................................       239,454     1,121,736
                                                                                  -----------    ----------
NET ASSETS.....................................................................   $21,828,771    $5,240,152
                                                                                  -----------    ----------
                                                                                  -----------    ----------
NET ASSETS CONSIST OF:
     Capital paid in...........................................................   $14,862,007    $5,232,179
     Undistributed (overdistributed) net investment income.....................       109,789           325
     Accumulated net realized gain (loss)......................................     1,329,137       (31,303)
     Net unrealized appreciation/(depreciation) on:
       Investments.............................................................     5,527,898        38,951
       Foreign currency transactions...........................................           (60)       --
                                                                                  -----------    ----------
NET ASSETS.....................................................................   $21,828,771    $5,240,152
                                                                                  -----------    ----------
                                                                                  -----------    ----------

Shares outstanding ($.001 par value)...........................................       870,592       444,021
Net asset value, offering and redemption price per share.......................   $     25.07    $    11.80

--------------------------------------------------------------------------------
                       SEE NOTES TO FINANCIAL STATEMENTS.

18                                                     Variable Investment Trust
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

                                                                                      GE U.S.      GE FIXED
                                                                                       EQUITY       INCOME
                                                                                     PORTFOLIO     PORTFOLIO
                                                                                     ----------    --------
INVESTMENT INCOME
Income:
     Dividends....................................................................   $  167,024    $ 1,496
     Interest.....................................................................       24,747    187,385
     Less: Foreign taxes withheld.................................................       (1,654)     --
                                                                                     ----------    --------
Total income......................................................................      190,117    188,881
                                                                                     ----------    --------
EXPENSES:
     Advisory and administration fees.............................................       53,750     12,982
     Transfer agent...............................................................        4,215      4,215
     Trustees' fees...............................................................        4,322      1,298
     Custody and accounting.......................................................        1,271        382
     Legal........................................................................       10,172      3,052
     Audit........................................................................       12,715      3,814
     Amortization of deferred organization expense................................        1,566      1,566
     Other expenses...............................................................          509        152
                                                                                     ----------    --------
Total expenses before waiver......................................................       88,520     27,461
Less: Expenses waived or borne by the advisor.....................................      (10,338)    (7,987 )
                                                                                     ----------    --------
Net expenses......................................................................       78,182     19,474
                                                                                     ----------    --------
Net investment income.............................................................      111,935    169,407
                                                                                     ----------    --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on:
     Investments..................................................................      718,034    (11,383)
     Futures......................................................................      162,325        198
     Written options..............................................................       --            377
     Foreign currency transactions................................................          (60)     --
Increase (decrease) in unrealized appreciation/(depreciation) on:
     Investments..................................................................    2,413,755     (3,745)
     Futures......................................................................        8,850      --
     Foreign currency transactions................................................         (309)     --
                                                                                     ----------    --------
Net realized and unrealized gain (loss) on investments............................    3,302,595    (14,553)
                                                                                     ----------    --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..............................   $3,414,530    $154,854
                                                                                     ----------    --------
                                                                                     ----------    --------

--------------------------------------------------------------------------------
                       SEE NOTES TO FINANCIAL STATEMENTS.

Variable Investment Trust                                                     19
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                GE U.S. EQUITY PORTFOLIO              GE FIXED INCOME PORTFOLIO
                                          ------------------------------------   ------------------------------------
                                          SIX MONTHS ENDED                       SIX MONTHS ENDED
                                           JUNE 30, 1997        YEAR ENDED        JUNE 30, 1997        YEAR ENDED
                                                (A)          DECEMBER 31, 1996         (A)          DECEMBER 31, 1996
                                          ----------------   -----------------   ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income.................    $    111,935        $   263,127         $  169,407         $   296,905
  Net realized gain (loss) on
     investments, futures, written
     options, and foreign currency
     transactions.......................         880,299          1,083,526            (10,808)            (20,781)
  Net increase (decrease) in unrealized
     appreciation/(depreciation)........       2,422,296          1,564,581             (3,745)           (101,681)
                                          ----------------   -----------------   ----------------   -----------------
  Net increase from operations..........       3,414,530          2,911,234            154,854             174,443
                                          ----------------   -----------------   ----------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.................        --                 (266,657)          (169,407)           (296,905)
  Net realized gains....................        --               (1,569,398)          --                  (114,424)
                                          ----------------   -----------------   ----------------   -----------------
Total distributions.....................        --               (1,836,055)          (169,407)           (411,329)
                                          ----------------   -----------------   ----------------   -----------------
Increase (decrease) in net assets from
  operations and distributions..........       3,414,530          1,075,179            (14,553)           (236,886)
                                          ----------------   -----------------   ----------------   -----------------
SHARE TRANSACTIONS:
  Proceeds from sale of shares..........         715,294          6,384,529             67,801           2,351,196
  Value of distributions reinvested.....        --                1,836,055            170,345             405,749
  Cost of shares redeemed...............        (327,594)          (340,318)          (371,136)           (403,559)
                                          ----------------   -----------------   ----------------   -----------------
Net increase (decrease) from share
  transactions..........................         387,700          7,880,266           (132,990)          2,353,386
                                          ----------------   -----------------   ----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS................................       3,802,230          8,955,445           (147,543)          2,116,500
NET ASSETS
Beginning of period.....................      18,026,541          9,071,096          5,387,695           3,271,195
                                          ----------------   -----------------   ----------------   -----------------
End of period...........................    $ 21,828,771        $18,026,541         $5,240,152         $ 5,387,695
                                          ----------------   -----------------   ----------------   -----------------
                                          ----------------   -----------------   ----------------   -----------------
Undistributed (overdistributed) net
  investment income, end of period......    $    109,789        $       267         $      325         $    (3,063)
                                          ----------------   -----------------   ----------------   -----------------
                                          ----------------   -----------------   ----------------   -----------------
CHANGES IN PORTFOLIO SHARES:
Shares sold by subscription.............          31,286            313,305              5,790             193,912
Issued for distributions reinvested.....        --                   85,239             14,531              34,209
Shares redeemed.........................         (14,493)           (15,566)           (31,530)            (33,870)
                                          ----------------   -----------------   ----------------   -----------------
Net increase (decrease) in Portfolio
  shares................................          16,793            382,978            (11,209)            194,251
                                          ----------------   -----------------   ----------------   -----------------
                                          ----------------   -----------------   ----------------   -----------------

------------
(a) Unaudited.

--------------------------------------------------------------------------------

20                                                     Variable Investment Trust
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
     Selected data based on a share outstanding throughout the periods indicated (June 30, 1997 data is unaudited)

                                                           GE U.S. EQUITY                      GE FIXED INCOME
                                                              PORTFOLIO                           PORTFOLIO
                                                  ---------------------------------   ---------------------------------
                                                  6/30/97   12/31/96   12/31/95 (C)   6/30/97   12/31/96   12/31/95 (C)
                                                  -------   --------   ------------   -------   --------   ------------
Net asset value, beginning of period............  $ 21.11   $  19.27      $15.00      $ 11.84    $12.53       $12.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income.........................     0.13       0.34        0.46         0.39      0.76         0.82
  Net realized and unrealized gains (losses) on
     investments................................     3.83       3.90        4.87        (0.05)    (0.43)        1.13
                                                  -------   --------   ------------   -------   --------   ------------
TOTAL INCOME (LOSS) FROM INVESTMENT
  OPERATIONS....................................     3.96       4.24        5.33         0.34      0.33         1.95
                                                  -------   --------   ------------   -------   --------   ------------

LESS DISTRIBUTIONS FROM:
  Net investment income.........................     0.00       0.35        0.47         0.38      0.76         0.84
  Net realized gains............................     0.00       2.05        0.59         0.00      0.26         0.58
                                                  -------   --------   ------------   -------   --------   ------------
TOTAL DISTRIBUTIONS.............................     0.00       2.40        1.06         0.38      1.02         1.42
                                                  -------   --------   ------------   -------   --------   ------------
NET ASSET VALUE, END OF PERIOD..................  $ 25.07   $  21.11      $19.27      $ 11.80    $11.84       $12.53
                                                  -------   --------   ------------   -------   --------   ------------
                                                  -------   --------   ------------   -------   --------   ------------
TOTAL RETURN (A)................................    18.76%     21.72%      35.58%        2.94%     2.92%       16.83%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)......  $21,829   $ 18,027      $9,071      $ 5,240    $5,388       $3,271
  Ratios to average net assets:
     Net investment income*.....................     1.14%      1.80%       2.10%        6.49%     6.37%        6.52%
     Expenses*..................................     0.80%      0.80%       0.80%        0.75%     0.75%        0.75%
     Gross Expenses*............................     0.90%      0.88%       1.03%        1.05%     1.03%        1.15%
  Portfolio turnover rate.......................       14%        35%         71%         153%      222%         253%
  Average brokerage commissions (b).............  $  .053   $   .071         N/A          N/A       N/A          N/A

------------
NOTES TO FINANCIAL HIGHLIGHTS
(a) Total returns assume changes in share price, reinvestment of dividends and capital gains, and assume no sales charge. Had the adviser not absorbed a portion of expenses, total returns would have been lower. Periods less than one year are not annualized.
(b) For the fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged. Mark-ups, mark-downs and spreads on shares traded on a principal basis are not included unless they are disclosed on confirmations prepared in accordance with rule 10b-10 under the Securities Exchange Act of 1934.
(c) Information is for the period January 3, 1995, commencement of investment operations, through December 31, 1995.
 *  Annualized for periods less than one year.

--------------------------------------------------------------------------------

Variable Investment Trust                                                     21
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION OF THE PORTFOLIOS. Variable Investment Trust (the "Trust") is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Trust was formed as a Massachusetts business trust pursuant to a Declaration of Trust (as amended) on February 25, 1994. The Declaration authorizes the Trust's Trustees to create separate series, each with an unlimited number of shares of beneficial interest. The Trust is comprised of five investment portfolios (the "Portfolios") only four of which are currently being offered through the Power Portfolio Variable Annuity, as follows: GE U.S. Equity Portfolio, GE International Equity Portfolio, GE Fixed Income Portfolio and GE Money Market Portfolio.

  Shares of the Trust are offered only to insurance company separate accounts that fund certain variable contracts. These insurance companies may include insurance companies affiliated with GEIM, the investment adviser and administrator of each Portfolio. As of June 30, 1997, Great Northern Insured Annuity Corporation, an affiliated insurance company, controlled the Portfolios by ownership, through separate accounts (the "Accounts", of virtually all of the Portfolios' shares of beneficial interest. The Trust may in the future offer shares of some or all of the Portfolios to variable life insurance separate accounts.

  On or about May 16, 1997, GNA and several other applicants filed an application with the Securities and Exchange Commission ("SEC") seeking an order approving the substitution of shares of certain investment portfolios of GE Investments Funds, Inc. ("GEIF") for shares of the Portfolios currently held by the Accounts. The effect of such a share substitution would be to replace the Portfolios of Variable Investment Trust with those of GEIF as investment options under the variable annuity contracts.

  If the proposed substitutions are approved and carried out, each contract owner affected by the substitution will be sent a written notice informing them that the substitutions were approved and carried out and that they may make one transfer of all amounts under their contract from the affected Portfolios on the date of the notice to any GEIF portfolio.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES. The following summarizes the significant accounting policies of the Trust:

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

  SECURITY VALUATION AND TRANSACTIONS. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price. Certain fixed income securities are valued by a dealer or by a pricing service based upon a computerized matrix system, which considers market transactions and dealer supplied valuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are principally traded. Options are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price. Forward foreign

--------------------------------------------------------------------------------

22                                                     Variable Investment Trust
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED), CONTINUED currency contracts are valued at the mean between the bid and the offered forward rates as last quoted by a recognized dealer. Short term investments maturing within 60 days are valued at amortized cost. Fund positions which cannot be valued as set forth above are valued at fair value determined under procedures approved by the Board of Directors of the Portfolios.

  Transactions are accounted for as of the trade date. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal tax purposes.

  FOREIGN CURRENCY. Accounting records of the Portfolios are maintained in U.S. dollars. Investment securities and other assets and liabilities and purchases and sales of investment securities denominated in a foreign currency are translated to U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

  The Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included in net realized and unrealized gain or loss from investments. Reported net realized exchange gains or losses from foreign currency transactions represent sale of foreign currencies, currency gains or losses between the trade date and the settlement date on securities transactions, realized gains and losses on forward foreign currency contracts, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios' books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities as a result of changes in exchange rates.

  INCOME TAXES. It is each Portfolio's policy to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains to its shareholders and, therefore, no provision for federal income tax has been made. Each Portfolio is treated as a separate taxpayer for federal income tax purposes. Capital loss carryovers are available to offset future realized capital gains. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income. At June 30, 1997, the GE Fixed Income Portfolio had a capital loss carryover of $15,499 which expires December 31, 2004. Any net capital and currency losses incurred after October 31, within the Portfolio's tax year, are deemed to arise on the first day of the Portfolio's next tax year if the Portfolio so elects to defer such losses.

  INVESTMENT INCOME. Corporate actions (including cash dividends) are recorded net of nonreclaimable tax withholdings on the ex-dividend date, except for certain foreign securities for which corporate actions are recorded as soon after ex-dividend date as such information is available. Interest income is recorded on the accrual basis. All discounts and premiums on taxable bonds are amortized to call or maturity date, whichever is shorter using the effective yield method.

--------------------------------------------------------------------------------

Variable Investment Trust                                                     23
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED), CONTINUED
  EXPENSES. Expenses of the Trust which are directly identifiable to a specific Portfolio are allocated to that Portfolio. Expenses which are not readily identifiable to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Portfolios. All expenses of the Portfolios are paid by the Investment Adviser and reimbursed by the Portfolios up to the voluntary expense limitations.

  DISTRIBUTIONS TO SHAREHOLDERS. GE Fixed Income Portfolio declare investment income dividends daily and pay them monthly. GE U.S. Equity Portfolio declare and pay dividends of net investment income annually. All Portfolios declare and pay net realized capital gain distributions annually. The character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include treatment of realized and unrealized gains and losses on forward foreign currency contracts, paydown gains and losses on mortgage-backed securities, losses on wash sale transactions, and deferred organization expenses. Reclassifications are made to the Portfolios' capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

  DEFERRED ORGANIZATIONAL COSTS. Organizational expenses applicable to the Portfolios have been deferred and are being amortized on a straight-line basis over a period of five years from commencement of investment operations.

  WHEN-ISSUED SECURITIES. The Portfolios may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. This may increase the risk if the other party involved in the transaction fails to deliver and causes the Portfolio to subsequently invest at less advantageous yields. In connection with such purchases, the Portfolio is required to hold liquid assets as collateral with the Portfolios' custodian sufficient to cover the purchase price, unless they enter into an offsetting contract for the sale of equal securities and value.

  REPURCHASE AGREEMENTS. The Portfolios' custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolios. It is the policy of the Portfolios to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Portfolios have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

  FUTURES AND OPTIONS. The Portfolios, may invest in futures contracts and purchase and write options. These investments involve, to varying degrees, elements of market risk and risks in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the involvement the Portfolios have in the particular classes of these instruments. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities and interest rates. Risks also may arise if there is an illiquid secondary market for the instruments, or an inability of counterparties

--------------------------------------------------------------------------------

24                                                     Variable Investment Trust
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED), CONTINUED to perform. The Portfolios may invest in futures contracts for the following reasons: (1) for the purpose of hedging against the effects of changes in the value of portfolio securities or other investments due to anticipated changes in interest rates, stock market conditions and currency market conditions, (2) to gain stock, bond, or currency market exposure for accumulating and residual cash positions, (3) for duration management, (4) when such transactions are an economically appropriate way to reduce risks inherent in the management of a Portfolio, and (5) for non-hedging purposes such as seeking additional income or otherwise seeking to increase total return.

  Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily change in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the futures contract is closed. The Portfolio will realize a gain or loss upon the expiration or closing of an option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the proceeds on the sale of the security for a purchased put or cost of the security for a call option is adjusted by the amount of premium received or paid.

  OTHER. There are certain additional risks involved when investing in foreign securities that are not inherent in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the imposition of unfavorable foreign governmental laws and restrictions.

3.  FEES AND COMPENSATION PAID TO AFFILIATES.

  ADVISORY AND ADMINISTRATION FEES. Compensation of GEIM, the Portfolio's Investment Adviser and Administrator, a wholly-owned subsidiary of General Electric Company, for investment advisory and administrative services is paid monthly based on the average daily net assets of each Portfolio. Such advisory and administration fees are based on the annual rates listed in the table below. Until further notice, GEIM has agreed to reduce other operating expenses (exclusive of advisory and administration fees) for each Portfolio as indicated in the following table:

                                                             ANNUALIZED BASED ON AVERAGE DAILY NET ASSETS
                                                                ADVISORY AND          LIMITATION OF OTHER
                                                             ADMINISTRATION FEES      OPERATING EXPENSES
                                                             -------------------      -------------------
GE U.S Equity Portfolio.................................             .55%                     .25%
GE Fixed Income Portfolio...............................             .50%                     .25%

  TRUSTEES' FEES. The Portfolios pay no compensation to their Trustees who are employees of GEIM. Trustees who are not GEIM employees receive an annual fee of $5,000 and an additional fee of $500 for each Trustees' meeting attended.

--------------------------------------------------------------------------------

Variable Investment Trust                                                     25
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED), CONTINUED
4. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION. Aggregate gross unrealized appreciation/
(depreciation) of investments for each Portfolio at June 30, 1997, were as follows:

                                                                   GROSS           GROSS            NET
                                                                 UNREALIZED      UNREALIZED      UNREALIZED
                                                                APPRECIATION    DEPRECIATION    APPRECIATION
                                                                ------------    ------------    ------------
GE U.S. Equity Portfolio.....................................    $5,600,631       $ 72,733       $5,527,898
GE Fixed Income Portfolio....................................        46,597          7,646           38,951

  The aggregate cost of each Portfolio's investments was substantially the same for book and federal income tax purposes at June 30, 1997.

5. OPTIONS. During the period ended June 30, 1997, the following option contracts were written:

                                                                                GE FIXED INCOME PORTFOLIO
                                                                                -------------------------
                                                                                   NUMBER
                                                                                OF CONTRACTS      PREMIUM
                                                                                ------------      -------
Balance as of December 31, 1996............................................        --              $--
Written....................................................................          142             388
Closed and Expired.........................................................         (142)           (388)
Exercised..................................................................        --               --
                                                                                ------------      -------
Balance as of June 30, 1997................................................        --              $--
                                                                                ------------      -------
                                                                                ------------      -------

6. INVESTMENT TRANSACTIONS. The cost of purchases and the proceeds from sales of investments, other than U.S. Government securities, short-term securities and options, for the period ended June 30, 1997, were as follows:

                                                            PURCHASES       SALES
                                                           -----------   -----------
GE U.S. Equity Portfolio................................   $ 4,678,898   $ 2,522,192
GE Fixed Income Portfolio...............................     1,979,467     1,248,539

  The cost of purchases and the proceeds from sales of long-term U.S. Government securities for the period ended June 30, 1997, were as follows:

                                                            PURCHASES       SALES
                                                           -----------   -----------
GE U.S. Equity Portfolio................................   $    45,651   $    20,012
GE Fixed Income Portfolio...............................     5,723,244     6,588,392

--------------------------------------------------------------------------------

26                            Variable Investment Trust-GE U.S. Equity Portfolio
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
DECEMBER 31, 1996

                                                                                     NUMBER
                                                                                    OF SHARES    VALUE ($)
                                                                                    ---------   -----------
COMMON STOCK-87.6%
BASIC MATERIALS-4.0%
     Air Products & Chemicals Inc.................................................       719         49,701
     Airgas Inc...................................................................       699         15,378(a)
     Avery Dennison Corp..........................................................       398         14,079
     Barrick Gold Corp............................................................       747         21,476
     Du Pont de Nemours (E.I.) & Co...............................................     2,356        222,347
     Eastman Chemical Co..........................................................       298         16,465
     FMC Corp.....................................................................       314         22,019(a)
     Freeport McMoran Copper & Gold Inc. (Class A)................................       921         25,903
     Hoechst AG...................................................................       187          8,835
     IMC Global Inc...............................................................       541         21,167
     Mead Corp....................................................................       824         47,895
     Morton International Inc.....................................................     2,273         92,625
     Newmont Mining Corp..........................................................     1,056         47,256
     PPG Industries Inc...........................................................       143          8,026
     Rayonier Inc.................................................................       660         25,327
     Santa Fe Pacific Gold Corp...................................................       995         15,298
     Weyerhaeuser Co..............................................................     1,423         67,415
                                                                                                -----------
                                                                                                    721,212
                                                                                                -----------
CAPITAL GOODS-11.6%
     ABB AG.......................................................................        24         29,854(a)
     AlliedSignal Inc.............................................................     4,445        297,815
     AMP Inc......................................................................     1,140         43,747
     Armstrong World Industries Inc...............................................       523         36,348
     Boeing Co....................................................................       301         32,019
     Browning-Ferris Industries Inc...............................................     1,144         30,030
     Caterpillar Inc..............................................................       100          7,525
     Cooper Industries Inc........................................................       249         10,489
     Corning Inc..................................................................       434         20,073
     Deere & Co...................................................................     2,109         85,678
     Dover Corp...................................................................     3,848        193,362
     Eaton Corp...................................................................       265         18,484
     Emerson Electric Co..........................................................     2,643        255,710
     General Signal Corp..........................................................       778         33,259
     Hanson PLC ADR...............................................................     2,194         14,810

--------------------------------------------------------------------------------
         SEE NOTES TO SCHEDULE OF INVESTMENTS AND FINANCIAL STATEMENTS.

Variable Investment Trust-GE U.S. Equity Portfolio                            27
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
DECEMBER 31, 1996, CONTINUED

                                                                                     NUMBER
                                                                                    OF SHARES    VALUE ($)
                                                                                    ---------   -----------
     Hubbell Inc. (Class B).......................................................     4,243        183,510
     Ingersoll Rand Co............................................................       411         18,290
     Lockheed Martin Corp.........................................................       728         66,612
     Mannesmann AG................................................................        18          7,802
     Martin Marietta Materials, Inc...............................................       897         20,855
     Masco Corp...................................................................       249          8,964
     McDonnell Douglas Corp.......................................................       660         42,240
     Minnesota Mining & Manufacturing.............................................       532         44,089
     Molex Inc. (Class A).........................................................       670         23,869
     National Service Industries Inc..............................................       498         18,613
     Newport News Shipbuilding Inc................................................       179          2,685(a)
     Parker Hannifin Corp.........................................................       137          5,309
     Sherwin Williams Co..........................................................       271         15,176
     Tenneco Inc..................................................................       394         17,779(a)
     Textron Inc..................................................................     2,302        216,963
     Timken Co....................................................................       498         22,846
     Tyco International Ltd.......................................................       318         16,814
     Ucar International Inc.......................................................       267         10,046(a)
     United Technologies Corp.....................................................     1,979        130,614
     Waste Management International PLC ADR.......................................       476          3,749(a)
     Wheelabrator Technologies Inc................................................       498          8,093
     WMX Technologies Inc.........................................................     2,713         88,512
                                                                                                -----------
                                                                                                  2,082,633
                                                                                                -----------
CONSUMER--CYCLICAL-7.2%
     ACNielsen Corp...............................................................       568          8,591(a)
     American Greetings Corp. (Class A)...........................................       199          5,647
     American Medical Response....................................................       737         23,953(a)
     Automatic Data Processing Inc................................................     2,235         95,826
     Carnival Corp. (Class A).....................................................       648         21,384
     Catalina Marketing Corp......................................................       251         13,836(a)
     Circus Circus Enterprises Inc................................................     1,262         43,381(a)
     Comcast Corp. (Class A)......................................................     2,805         49,964
     Comcast UK Cable Partners Ltd. (Class A).....................................       295          4,019(a)
     CUC International Inc........................................................       119          2,826(a)
     Disney (Walt) Co.............................................................     2,448        170,442
     Donnelley (R.R.) & Sons Co...................................................       199          6,244

--------------------------------------------------------------------------------
         SEE NOTES TO SCHEDULE OF INVESTMENTS AND FINANCIAL STATEMENTS.

28                            Variable Investment Trust-GE U.S. Equity Portfolio
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
DECEMBER 31, 1996, CONTINUED

                                                                                     NUMBER
                                                                                    OF SHARES    VALUE ($)
                                                                                    ---------   -----------
     Dun & Bradstreet Corp........................................................       659         15,651
     Eastman Kodak Co.............................................................     1,619        129,925
     Federal-Mogul Corp...........................................................       150          3,300
     Ford Motor Co................................................................     2,375         75,703
     Gannett Inc..................................................................     1,504        112,612
     General Motors Corp..........................................................       925         51,569
     Goodyear Tire & Rubber Co....................................................       617         31,698
     Harman International Industries Inc..........................................       314         17,466
     International Cabletel Inc...................................................     3,212         81,103(a)
     Interpublic Group Cos. Inc...................................................     1,473         69,967
     ITT Industries Inc...........................................................       436         10,682
     Knight Ridder Inc............................................................       274         10,481
     McDonalds Corp...............................................................     1,756         79,459
     Metromedia International Group Inc...........................................       398          3,930(a)
     Readers Digest Assoc. Inc. (Class A).........................................       146          5,877
     Rubbermaid Inc...............................................................       197          4,482
     Scholastic Corp..............................................................       240         16,140(a)
     TCI Satellite Entertainment Inc. (Class A)...................................       191          1,886(a)
     Tele-Communications Inc. (Series A)..........................................     2,883         37,659(a)
     Tele-Communications Inc. Liberty Media Group (Series A)......................     1,989         56,811(a)
     Time Warner, Inc.............................................................       791         29,662
                                                                                                -----------
                                                                                                  1,292,176
                                                                                                -----------
CONSUMER--STABLE-8.3%
     Anheuser Busch Cos. Inc......................................................     4,283        171,320
     Archer-Daniels Midland Co....................................................     1,242         27,324
     Avon Products Inc............................................................     1,027         58,668
     Coca Cola Co.................................................................       146          7,683
     Colgate Palmolive Co.........................................................       946         87,269
     Conagra Inc..................................................................       423         21,044
     CPC International Inc........................................................       747         57,893
     Duracell International Inc...................................................       230         16,071
     General Mills Inc............................................................       686         43,475
     Gillette Co..................................................................       168         13,062
     International Flavours.......................................................       487         21,915
     Kellogg Co...................................................................       249         16,341
     Kimberly Clark Corp..........................................................     1,760        167,640

--------------------------------------------------------------------------------
         SEE NOTES TO SCHEDULE OF INVESTMENTS AND FINANCIAL STATEMENTS.

Variable Investment Trust-GE U.S. Equity Portfolio                            29
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
DECEMBER 31, 1996, CONTINUED

                                                                                     NUMBER
                                                                                    OF SHARES    VALUE ($)
                                                                                    ---------   -----------
     Nestle S.A. (Regd.)..........................................................        26         27,913
     Pepsico Inc..................................................................     8,232        240,786
     Philip Morris Cos. Inc.......................................................     2,483        279,648(g)
     Procter & Gamble Co..........................................................     1,846        198,445
     Ralston Purina Co............................................................       249         18,270
     Sara Lee Corp................................................................       773         28,794
                                                                                                -----------
                                                                                                  1,503,561
                                                                                                -----------
ENERGY-9.3%
     Amerada Hess Corp............................................................       162          9,376
     Amoco Corp...................................................................     1,980        159,390
     Anadarko Petroleum Co........................................................       578         37,426
     Atlantic Richfield Co........................................................       243         32,198
     Baker Hughes Inc.............................................................     1,361         46,954
     British Petroleum PLC ADR....................................................       149         21,065
     Burlington Resources Inc.....................................................     1,654         83,320
     Diamond Offshore Drilling Inc................................................       161          9,177(a)
     Elf Aquitaine SA.............................................................       150          6,788
     Exxon Corp...................................................................     3,263        319,774
     Halliburton Co...............................................................       462         27,836
     Louisiana Land & Exploration Co..............................................       189         10,135
     Mobil Corp...................................................................       961        117,482
     Nabors Industries Inc........................................................     1,069         20,578(a)
     Royal Dutch Petroleum Co. ADR................................................     1,388        237,001
     Schlumberger Ltd.............................................................     2,292        228,913
     Texaco Inc...................................................................     1,404        137,767
     Tosco Corp...................................................................       311         24,608
     Total S.A. ADR...............................................................       661         26,605
     Union Pacific Resources Group Inc............................................     1,153         33,725
     Unocal Corp..................................................................     2,240         91,000
                                                                                                -----------
                                                                                                  1,681,118
                                                                                                -----------
FINANCIAL-11.1%
     American Express Co..........................................................     2,805        158,482
     Bank of Boston Corp..........................................................       970         62,322
     Bank of New York Inc.........................................................     1,166         39,352
     BankAmerica Corp.............................................................       274         27,332
     Bankers Trust New York Corp..................................................        59          5,089

--------------------------------------------------------------------------------
         SEE NOTES TO SCHEDULE OF INVESTMENTS AND FINANCIAL STATEMENTS.

30                            Variable Investment Trust-GE U.S. Equity Portfolio
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
DECEMBER 31, 1996, CONTINUED

                                                                                     NUMBER
                                                                                    OF SHARES    VALUE ($)
                                                                                    ---------   -----------
     Beneficial Corp..............................................................       651         41,257
     Boatmen's Bancshares Inc.....................................................       717         46,246
     Chase Manhattan Corp.........................................................       498         44,446
     Citicorp.....................................................................     2,836        292,108
     CMAC Investment Corp.........................................................       504         18,522
     Countrywide Credit Industries................................................       941         26,936
     Dean Witter Discover & Co....................................................     1,519        100,634
     Echelon International Corp...................................................        35            546
     Edwards A G Inc..............................................................       448         15,064
     Federal National Mortgage Assoc..............................................     8,283        308,542
     Mellon Bank Corp.............................................................       757         53,747
     Merrill Lynch & Co. Inc......................................................       225         18,338
     Morgan (J.P.) & Co. Inc......................................................     1,235        120,567
     Morgan Stanley Group Inc.....................................................       256         14,624
     Oasis Residential Inc........................................................       168          3,822
     Salomon Inc..................................................................       286         13,478
     Standard Federal Bancorporation..............................................       324         18,428
     State Street Boston Corp.....................................................       837         53,986
     T. Rowe Price & Associates...................................................       300         13,050
     Travelers Group Inc..........................................................     7,338        332,962
     Trizec Hahn Corp.............................................................       348          7,656(a)
     US Bancorp...................................................................       516         23,188
     Wells Fargo & Co.............................................................       551        148,632
                                                                                                -----------
                                                                                                  2,009,356
                                                                                                -----------
HEALTHCARE-10.1%
     Abbott Laboratories..........................................................     3,966        201,274
     Allergan Inc.................................................................     1,696         60,420
     American Home Products Corp..................................................     3,213        188,362
     Arrow International Inc......................................................       278          7,993
     Baxter International Inc.....................................................       829         33,989
     Bristol-Myers Squibb Co......................................................     2,459        267,416
     Cardinal Health Inc..........................................................       503         29,271
     Columbia/HCA Healthcare Corp.................................................       293         11,940
     Dentsply International Inc...................................................       238         11,305
     Eli Lilly & Co...............................................................     1,381        100,813
     Johnson & Johnson............................................................     4,092        203,577

--------------------------------------------------------------------------------
         SEE NOTES TO SCHEDULE OF INVESTMENTS AND FINANCIAL STATEMENTS.

Variable Investment Trust-GE U.S. Equity Portfolio                            31
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
DECEMBER 31, 1996, CONTINUED

                                                                                     NUMBER
                                                                                    OF SHARES    VALUE ($)
                                                                                    ---------   -----------
     Lincare Holdings Inc.........................................................       335         13,735(a)
     Living Centers of America Inc................................................       483         13,403(a)
     Merck & Co. Inc..............................................................     2,908        230,459
     Pfizer Inc...................................................................     2,002        165,916
     Scherer (R.P.) Corp. Delaware................................................       512         25,728(a)
     Schering Plough Corp.........................................................     1,344         87,024
     Smithkline Beecham PLC ADR...................................................     2,085        141,780
     St. Jude Medical Inc.........................................................       125          5,328(a)
     Watson Pharmaceuticals Inc...................................................       426         19,143(a)
                                                                                                -----------
                                                                                                  1,818,876
                                                                                                -----------
INSURANCE-5.4%
     Aetna Inc....................................................................        25          2,000
     American International Group Inc.............................................     2,154        233,170
     Chubb Corp...................................................................       523         28,111
     Everest Reinsurance Holdings.................................................       166          4,773
     General Reinsurance Corp.....................................................       705        111,214
     ITT Hartford Group Inc.......................................................       408         27,540
     Lincoln National Corp........................................................     1,444         75,810
     Loews Corp...................................................................     1,864        175,682
     Marsh & McLennan Cos. Inc....................................................       781         81,224
     Provident Cos. Inc...........................................................     1,443         69,805
     Providian Corp...............................................................       452         23,221
     TIG Holdings Inc.............................................................     3,258        110,365
     UNUM Corp....................................................................       483         34,897
                                                                                                -----------
                                                                                                    977,812
                                                                                                -----------
RETAIL TRADE-3.6%
     American Stores Co...........................................................       747         30,534
     Arbor Drugs Inc..............................................................     1,720         29,885
     CVS Corp.....................................................................       300         12,413
     Dayton Hudson Corp...........................................................     1,044         40,977
     Eckerd Jack Corp.............................................................       147          4,704(a)
     Federated Department Stores Inc..............................................     1,164         39,721(a)
     General Nutrition Cos. Inc...................................................       398          6,716(a)
     Home Depot Inc...............................................................     1,718         86,115
     Lowes Cos. Inc...............................................................       176          6,248
     May Department Stores Co.....................................................       262         12,249

--------------------------------------------------------------------------------
         SEE NOTES TO SCHEDULE OF INVESTMENTS AND FINANCIAL STATEMENTS.

32                            Variable Investment Trust-GE U.S. Equity Portfolio
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
DECEMBER 31, 1996, CONTINUED

                                                                                     NUMBER
                                                                                    OF SHARES    VALUE ($)
                                                                                    ---------   -----------
     Office Max Inc...............................................................       365          3,878(a)
     Penney J C Inc...............................................................       225         10,969
     Price Costco Inc.............................................................     1,331         33,441(a)
     Sears Roebuck & Co...........................................................     2,487        114,713
     Toys 'R Us Inc...............................................................     2,563         76,890(a)
     Wal Mart Stores Inc..........................................................     6,268        143,380
                                                                                                -----------
                                                                                                    652,833
                                                                                                -----------
SOFTWARE & SERVICES-3.2%
     Computer Associates International Inc........................................     1,233         61,342
     Electronic Data Systems Corp.................................................       479         20,717
     Equifax Inc..................................................................     4,995        152,972
     First Data Corp..............................................................     4,246        154,979
     Informix Corp................................................................       249          5,073(a)
     Intuit Inc...................................................................       293          9,229(a)
     Microsoft Corp...............................................................       398         32,885(a)
     Reuters Holdings PLC ADR (Class B)...........................................     1,882        143,973
                                                                                                -----------
                                                                                                    581,170
                                                                                                -----------
TECHNOLOGY-6.1%
     3Com Corp....................................................................       415         30,451(a)
     Applied Materials Inc........................................................       736         26,450(a)
     Cisco Systems Inc............................................................       862         54,845(a)
     DSC Communications Corp......................................................       292          5,220(a)
     Hewlett Packard Co...........................................................     4,060        204,015
     Intel Corp...................................................................     2,529        331,141
     International Business Machines Corp.........................................     1,677        253,227
     Lucent Technologies Inc......................................................       392         18,130
     Motorola Inc.................................................................       440         27,005
     Northern Telecom Ltd.........................................................       354         21,904
     Perkin Elmer Corp............................................................        56          3,297
     Pitney Bowes Inc.............................................................       375         20,437
     Rockwell International Corp..................................................       349         21,245(a)
     Storage Technology Corp......................................................       166          7,906(a)
     Varian Associates Inc........................................................       898         45,686
     Xerox Corp...................................................................       428         22,523
                                                                                                -----------
                                                                                                  1,093,482
                                                                                                -----------

--------------------------------------------------------------------------------
         SEE NOTES TO SCHEDULE OF INVESTMENTS AND FINANCIAL STATEMENTS.

Variable Investment Trust-GE U.S. Equity Portfolio                            33
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
DECEMBER 31, 1996, CONTINUED

                                                                                     NUMBER
                                                                                    OF SHARES    VALUE ($)
                                                                                    ---------   -----------
TRANSPORTATION-1.3%
     Burlington Northern Santa Fe.................................................       890         76,874
     Canadian Pacific Ltd. (new)..................................................     1,307         34,635
     Continental Airlines Inc. (Class B)..........................................       255          7,204(a)
     Delta Air Lines Inc..........................................................       249         17,648
     Pittston Brinks Group........................................................       460         12,420
     Union Pacific Corp...........................................................     1,300         78,162
                                                                                                -----------
                                                                                                    226,943
                                                                                                -----------
UTILITIES-6.4%
     Airtouch Communications Inc..................................................     5,472        138,168(a)
     Allegheny Power Systems Inc..................................................       393         11,937
     American Electric Power Inc..................................................       591         24,305
     American Telephone & Telegraph Corp..........................................     3,668        159,558
     Bellsouth Corp...............................................................     1,663         67,144
     Duke Power Co................................................................       864         39,960
     El Paso Natural Gas Co.......................................................        61          3,081
     Enron Corp...................................................................        75          3,234
     Florida Progress Corp........................................................       590         19,028
     FPL Group Inc................................................................       958         44,068
     Frontier Corp................................................................       325          7,353
     GTE Corp.....................................................................     5,093        231,731
     MCI Communications Corp......................................................     3,200        104,600
     Mobile Telecommunication Technologies Corp...................................       235          1,998(a)
     NYNEX Corp...................................................................       884         42,542
     Pacificorp...................................................................     1,918         39,319(g)
     Pinnacle West Capital Corp...................................................       430         13,653
     Portland General Corp........................................................       136          5,712
     Public Service Co. Colorado..................................................       548         21,303
     SBC Communications Inc.......................................................     1,790         92,632
     Scana Corp...................................................................       266          7,116
     Sonat Inc....................................................................       822         42,333
     Southern Co..................................................................       904         20,453
     Vanguard Cellular Systems Inc. (Class A).....................................       576          9,072
                                                                                                -----------
                                                                                                  1,150,300
                                                                                                -----------
     Total Common Stock
            (Cost $12,680,498)....................................................               15,791,472
                                                                                                -----------

--------------------------------------------------------------------------------
         SEE NOTES TO SCHEDULE OF INVESTMENTS AND FINANCIAL STATEMENTS.

34                            Variable Investment Trust-GE U.S. Equity Portfolio
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
DECEMBER 31, 1996, CONTINUED

                                                                                  PRINCIPAL
                                                                                  AMOUNT ($)    VALUE ($)
                                                                                  ----------   -----------
CONVERTIBLE BONDS-0.1%
     Berkshire Hathaway Inc.
       1.00%    12/02/01........................................................      7,000          6,510
     Charming Shoppes Inc.
       7.50%    07/15/06........................................................      6,000          5,970
     Continental Airlines Inc.
       6.75%    04/15/06........................................................     11,000         12,403(b)
                                                                                               -----------
     Total Convertible Bonds
            (Cost $23,696)......................................................                    24,883
                                                                                               -----------

                                                                                    NUMBER
                                                                                  OF SHARES
                                                                                  ----------
PREFERRED STOCK-0.7%
     Airtouch Communications Inc. (Class B), 6.00%..............................        272          7,412
     Airtouch Communications Inc. (Class C), 4.25%..............................        207          9,367
     Continental Airlines Finance Trust, 8.50%..................................         71          4,739
     Continental Airlines Finance Trust, 8.50%..................................        224         14,952(b)
     Microsoft Corp. (Series A), 2.20%..........................................        764         61,215
     Occidental Petroleum Corp., 7.75%..........................................        319         18,183(b)
                                                                                               -----------
     Total Preferred Stock
            (Cost $113,886).....................................................                   115,868
                                                                                               -----------
     Total Investments in Securities
            (Cost $12,818,080)..................................................                15,932,223
                                                                                               -----------

--------------------------------------------------------------------------------
         SEE NOTES TO SCHEDULE OF INVESTMENTS AND FINANCIAL STATEMENTS.

Variable Investment Trust-GE U.S. Equity Portfolio                            35
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
DECEMBER 31, 1996, CONTINUED

                                                                                  PRINCIPAL
                                                                                  AMOUNT ($)    VALUE ($)
                                                                                  ----------   -----------
SHORT TERM INVESTMENTS-11.4%
U.S. GOVERNMENT AGENCIES AND TIME DEPOSITS-11.4%
     Federal Home Loan Mortgage Corp.
     5.27%    01/03/97..........................................................    600,000        599,825(d)
     5.34%    01/30/97..........................................................    600,000        597,419(d)
     Federal National Mortgage Assoc.
     5.28%    01/21/97..........................................................    500,000        498,533(d)
     State Street Cayman Islands
     6.25%    01/02/97..........................................................    370,000        370,000
                                                                                               -----------
     Total Short Term Investments
            (Cost $2,065,777)...................................................                 2,065,777
     Other Assets and Liabilities, net 0.2%.....................................                    28,541
                                                                                               -----------
NET ASSETS-100%.................................................................               $18,026,541
                                                                                               -----------
                                                                                               -----------

OTHER INFORMATION
--------------------------------------------------------------------------------

  The GE U.S. Equity Portfolio had the following long Futures Contract open at December 31, 1996:

                 EXPIRATION         NUMBER         UNDERLYING      UNREALIZED
DESCRIPTION         DATE         OF CONTRACTS      FACE VALUE         LOSS
------------     -----------     -------------     -----------     -----------
S&P 500          March 1997            5           $1,861,250        $8,850

--------------------------------------------------------------------------------
         SEE NOTES TO SCHEDULE OF INVESTMENTS AND FINANCIAL STATEMENTS.

36                           Variable Investment Trust-GE Fixed Income Portfolio
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
DECEMBER 31, 1996

                                                                                   PRINCIPAL
                                                                                   AMOUNT ($)   VALUE ($)
                                                                                   ----------   ----------
BONDS AND NOTES-96.9%
U.S. TREASURIES-37.9%
     U.S. Treasury Bonds
     6.75%     08/15/26..........................................................    276,000       278,070(g)
     8.125%    08/15/19..........................................................    142,000       164,254(g)
                                                                                                ----------
                                                                                                   442,324
                                                                                                ----------
     U.S. Treasury Notes
     5.625%    02/28/01..........................................................    131,000       128,401(g)
     5.875%    10/31/98-11/15/99.................................................    284,000       283,336(g)
     6.00%     12/31/01..........................................................     77,000        76,711
     6.125%    05/31/97-08/31/98.................................................    149,000       149,636(g)
     6.25%     10/31/01..........................................................     31,000        31,029(g)
     6.375%    09/30/01..........................................................    202,000       203,200(g)
     6.50%     10/15/06..........................................................    100,000       100,547(g)
     6.625%    07/31/01..........................................................     13,000        13,207
     6.625%    06/30/01..........................................................    122,000       123,963(g)
     7.00%     07/15/06..........................................................    114,000       118,436(g)
     7.75%     12/31/99..........................................................    353,000       369,217(g)
                                                                                                ----------
                                                                                                 1,597,683
                                                                                                ----------
     Total U.S. Treasuries
            (Cost $2,039,165)....................................................                2,040,007
                                                                                                ----------
ASSET BACKED-2.0%
     Advanta Mortgage Loan Trust Corp.
     6.30%     07/25/25..........................................................      6,391         6,201
     CIT RV Owner Trust
     5.40%     12/15/11..........................................................      8,024         7,912
     First Plus Home Input Loan Trust
     7.80%     03/20/16..........................................................     10,000        10,231
     Fleetwood Credit Grantor Trust
     6.90%     03/15/12..........................................................     12,320        12,432
     Ford Credit Auto Loan Master Trust
     5.50%     02/15/03..........................................................      9,000         8,688
     Lehman FHA Title I Loan Trust
     7.83%     09/25/17..........................................................     10,000        10,244
     MBNA Master Credit Card Trust
     5.40%     09/15/00..........................................................      9,000         8,893

--------------------------------------------------------------------------------
         SEE NOTES TO SCHEDULE OF INVESTMENTS AND FINANCIAL STATEMENTS.

Variable Investment Trust-GE Fixed Income Portfolio                           37
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
DECEMBER 31, 1996, CONTINUED

                                                                                   PRINCIPAL
                                                                                   AMOUNT ($)   VALUE ($)
                                                                                   ----------   ----------
     Provident Bank Home Equity Loan Trust
     7.60%     10/25/12..........................................................     13,574        13,748
     Standard Credit Card Master Trust
     5.95%     10/07/04..........................................................     12,000        11,535
     The Money Store Home Equity Trust
     7.50%     01/15/26..........................................................     14,000        14,149
     7.90%     10/15/22..........................................................      6,000         6,150
                                                                                                ----------
     Total Asset Backed
            (Cost $109,014)......................................................                  110,183
                                                                                                ----------
CORPORATE NOTES-20.9%
     Argentaria Capital Fund
     6.375%    02/14/06..........................................................     30,000        28,406
     Barnett Capital Trust
     7.95%     12/01/26..........................................................      7,000         6,926(b)
     Bell Telephone Co.-Canada
     9.50%     10/15/10..........................................................     35,000        42,222
     Camden Property Trust
     7.00%     11/15/06..........................................................      7,000         6,790
     Capital One Bank
     6.43%     06/29/98..........................................................     50,000        50,035
     Carter Holt Harvey Ltd.
     8.875%    12/01/04..........................................................     50,000        55,381
     China International Trust & Investment Corp.
     9.00%     10/15/06..........................................................     10,000        11,045
     Circus Circus Enterprises Inc.
     6.70%     11/15/96..........................................................     10,000         9,835
     Deutsche Bank Financial Inc.
     6.70%     12/13/06..........................................................     20,000        19,627
     Dresser Industries Inc.
     7.60%     08/15/96..........................................................     23,000        23,481
     Enersis S.A.
     7.40%     12/01/16..........................................................     10,000         9,702
     Federated Department Stores Inc.
     10.00%    02/15/01..........................................................     50,000        54,311
     First Security Capital
     8.41%     12/15/26..........................................................      7,000         7,157(b)

--------------------------------------------------------------------------------
         SEE NOTES TO SCHEDULE OF INVESTMENTS AND FINANCIAL STATEMENTS.

38                           Variable Investment Trust-GE Fixed Income Portfolio
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
DECEMBER 31, 1996, CONTINUED

                                                                                   PRINCIPAL
                                                                                   AMOUNT ($)   VALUE ($)
                                                                                   ----------   ----------
     General Motors Corp.
     8.89%     08/18/03..........................................................     25,000        27,576
     Great Atlantic & Pacific Tea Inc.
     9.125%    01/15/98..........................................................     50,000        51,285
     Guangdong International Trust & Investment Corp.
     8.75%     10/24/16..........................................................     10,000        10,291
     HSBC Finance Nederland B.V.
     7.40%     04/15/03..........................................................     50,000        50,943(b)
     Hydro-Quebec
     8.05%     07/07/24..........................................................     60,000        65,971
     ITT Corp.
     6.25%     11/15/00..........................................................      7,000         6,887
     Joy Technologies Inc.
     10.25%    09/01/03..........................................................     50,000        54,872
     Korea Electric Power Corp.
     7.75%     04/01/13..........................................................     10,000        10,313
     Landeskreditbank Baden
     7.875%    04/15/04..........................................................     25,000        26,633
     Lehman Brothers Holdings Inc.
     6.84%     09/25/98..........................................................     25,000        25,190
     Loewen Group International Inc.
     7.50%     04/15/01..........................................................     25,000        25,088
     Morgan Stanley Finance PLC
     8.03%     02/28/17..........................................................      5,000         5,013
     National Bank Hungary
     8.875%    11/01/13..........................................................     30,000        32,494
     New York State Dormitory Authority Revenues
     6.32%     04/01/99..........................................................     15,000        15,014
     News America Holdings Inc.
     8.15%     10/17/36..........................................................     45,000        44,245
     North Atlantic Energy Corp.
     9.05%     06/01/02..........................................................     47,000        47,303
     Paramount Communications Inc.
     5.875%    07/15/00..........................................................     50,000        48,304
     Petroleos Mexicanos
     7.75%     10/29/99..........................................................     15,000        14,944(b)

--------------------------------------------------------------------------------
         SEE NOTES TO SCHEDULE OF INVESTMENTS AND FINANCIAL STATEMENTS.

Variable Investment Trust-GE Fixed Income Portfolio                           39
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
DECEMBER 31, 1996, CONTINUED

                                                                                   PRINCIPAL
                                                                                   AMOUNT ($)   VALUE ($)
                                                                                   ----------   ----------
     Provident Capital Trust
     8.60%     12/01/26..........................................................      5,000         5,071(b)
     Reliance Industries Ltd.
     10.375%   06/24/16..........................................................      5,000         5,399(b)
     10.50%    08/06/46..........................................................      5,000         5,350(b)
     Republic of Poland
     3.75%     10/27/14..........................................................     10,000         8,463
     Riggs Capital Trust
     8.625%    12/31/26..........................................................     10,000        10,094(b)
     RJR Nabisco Inc.
     8.00%     07/15/01..........................................................     50,000        50,161
     Tele-Communications Inc.
     8.25%     01/15/03..........................................................     35,000        35,344
     Time Warner Entertainment Co. L.P.
     10.15%    05/01/12..........................................................     50,000        59,968
     United Co. Financial Corp.
     7.00%     07/15/98..........................................................     50,000        50,244
     Union Electric Co.
     7.69%     12/15/36..........................................................     10,000         9,856
                                                                                                ----------
     Total Corporate Notes
            (Cost $1,111,398)....................................................                1,127,234
                                                                                                ----------
MORTGAGE-BACKED-36.1%
     Federal Home Loan Mortgage Corp.
     6.50%     03/01/04-07/01/09.................................................     45,622        45,123
     7.50%     06/01/24-10/01/25.................................................    206,867       207,331
     9.00%     02/01/17..........................................................     71,590        76,042
                                                                                                ----------
                                                                                                   328,496
                                                                                                ----------
     Federal National Mortgage Assoc.
     6.50%     01/01/04-04/01/26.................................................     78,825        76,126
     7.00%     04/01/26-05/01/26.................................................    116,164       113,586
     7.50%     11/01/22-04/01/24.................................................     43,306        43,468
                                                                                                ----------
                                                                                                   233,180
                                                                                                ----------
     Government National Mortgage Assoc.
     7.50%     02/15/23-08/15/23.................................................    204,576       205,533
     8.00%     03/15/23-12/15/23.................................................    121,204       124,259
     8.50%     10/15/17..........................................................    185,970       197,162

--------------------------------------------------------------------------------
         SEE NOTES TO SCHEDULE OF INVESTMENTS AND FINANCIAL STATEMENTS.

40                           Variable Investment Trust-GE Fixed Income Portfolio
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
DECEMBER 31, 1996, CONTINUED

                                                                                   PRINCIPAL
                                                                                   AMOUNT ($)   VALUE ($)
                                                                                   ----------   ----------
     9.00%     08/15/18..........................................................     77,326        82,633
     9.00%     TBA...............................................................     21,000        22,555(c)
     9.50%     06/15/17..........................................................     73,753        80,090
                                                                                                ----------
                                                                                                   712,232
                                                                                                ----------
     Mid-State Trust
     8.33%     04/01/30..........................................................    108,862       114,714
                                                                                                ----------
     COLLATERALIZED MORTGAGE OBLIGATIONS
     Aetna Commercial Mortgage Trust
     6.422%    12/26/30..........................................................     37,847        37,871
     DLJ Mortgage Acceptance Corp.
     6.85%     12/17/27..........................................................     40,000        39,913(b)
     7.29%     11/12/21..........................................................     10,000        10,250(b)
     8.72%     06/28/26..........................................................     20,856        21,188(b)
     Federal Home Loan Mortgage Corp.
     7.00%     07/01/26..........................................................    136,650        47,315(f)
     1009%     09/15/21..........................................................        166         5,966(f)
     Federal National Mortgage Assoc.
     7.12%     09/25/23..........................................................     27,192        17,335(d,e)
     7.41%     03/25/21..........................................................     18,000        18,473
     8.00%     02/01/23..........................................................     58,188        17,893(f)
     8.50%     07/25/22..........................................................     22,405         6,853(f)
     9.41%     09/25/23..........................................................     35,000        22,137(d,e)
     Federal National Mortgage Assoc. REMIC
     6.61%     08/25/23..........................................................     42,680        31,503(d,e)
     6.78%     09/25/22..........................................................     17,133        13,679(d,e)
     6.856%    06/17/11..........................................................     11,000        11,028
     7.12%     09/25/23..........................................................      7,556         4,817(d,e)
     7.14%     07/25/20..........................................................     19,000        15,865(d,e)
     10.88%    10/25/23..........................................................     14,293        10,970(d,e)
     LB Commercial Conduit Mortgage Trust
     7.141%    08/25/04..........................................................     63,661        64,556
     7.416%    10/25/26..........................................................     17,955        18,342
     Merrill Lynch Mortgage Investor's Inc.
     7.113%    05/25/15..........................................................     22,784        23,097
     7.252%    06/15/21..........................................................     74,315        75,546

--------------------------------------------------------------------------------
         SEE NOTES TO SCHEDULE OF INVESTMENTS AND FINANCIAL STATEMENTS.

Variable Investment Trust-GE Fixed Income Portfolio                           41
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
DECEMBER 31, 1996, CONTINUED

                                                                                   PRINCIPAL
                                                                                   AMOUNT ($)   VALUE ($)
                                                                                   ----------   ----------
     Structured Asset Securities Corp.
     9.087%    09/25/31..........................................................     39,435        41,173
                                                                                                ----------
                                                                                                   555,770
                                                                                                ----------
     Total Mortgage-Backed
            (Cost $1,921,233)....................................................                1,944,392
                                                                                                ----------
     Total Bonds and Notes
            (Cost $5,180,810)....................................................                5,221,816
                                                                                                ----------

                                                                                     NUMBER
                                                                                   OF SHARES
                                                                                   ----------
PREFERRED STOCK-1.0%
     Appalachian Power Co. (Series A), 8.25%.....................................  80.......         2,010
     Central Hispano Capital, 9.43%..............................................  400......        10,600
     Entergy Gulf States Inc., $1.75.............................................  500......        12,539
     Equity Residential Properties Trust, 9.125%.................................        250         6,437
     Grand Metropolitan Delaware, 9.42%..........................................  400......        11,200
     National Rural Utilities Cooperative Finance Corp., 8.00%...................  120......         2,985
     Security Capital Industrial Trust, 8.54%....................................  170......         8,623
                                                                                                ----------
     Total Preferred Stock
            (Cost $52,704).......................................................                   54,394
                                                                                                ----------
     Total Investments in Securities
            (Cost $5,233,514)....................................................                5,276,210
                                                                                                ----------


                                                                                   PRINCIPAL
                                                                                   AMOUNT ($)
                                                                                   ----------
SHORT TERM INVESTMENTS-1.9%
U.S. GOVERNMENT AGENCY-1.9%
     Federal Home Loan Mortgage Corp.
     5.34%     01/30/97
            (Cost $99,570).......................................................    100,000        99,570(d)
     Other Assets and Liabilities, net 0.2%......................................                   11,915
                                                                                                ----------
NET ASSETS-100%..................................................................               $5,387,695
                                                                                                ----------
                                                                                                ----------

--------------------------------------------------------------------------------
         SEE NOTES TO SCHEDULE OF INVESTMENTS AND FINANCIAL STATEMENTS.

42                                                     Variable Investment Trust
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1996

                                                                                     GE U.S.      GE FIXED
                                                                                     EQUITY        INCOME
                                                                                    PORTFOLIO    PORTFOLIO
                                                                                   -----------   ----------
ASSETS
Investments in securities, at market (cost $12,818,080 and $5,233,514,
  respectively)................................................................... $15,932,223   $5,276,210
Short term investments (at amortized cost)........................................   2,065,777       99,570
Cash..............................................................................      11,467       --
Foreign currency (cost $14,164 and $0, respectively)..............................      14,300       --
Receivable for investments sold...................................................      68,070       11,881
Income receivables................................................................      28,173       70,188
Receivable for fund shares sold...................................................         455          458
Deferred organizational costs.....................................................       9,476        9,476
                                                                                   -----------   ----------
Total assets......................................................................  18,129,941    5,467,783
                                                                                   -----------   ----------
LIABILITIES
Payable to custodian..............................................................     --            17,398
Distributions payable to shareholders.............................................     --             5,531
Payable for investments purchased.................................................      31,067       36,243
Payable for fund shares repurchased...............................................       2,510        4,672
Payable to GEIM...................................................................      33,323       16,244
Variation margin payable..........................................................      36,500       --
                                                                                   -----------   ----------
Total liabilities.................................................................     103,400       80,088
                                                                                   -----------   ----------
NET ASSETS........................................................................ $18,026,541   $5,387,695
                                                                                   -----------   ----------
                                                                                   -----------   ----------
NET ASSETS CONSIST OF:
     Capital paid in.............................................................. $14,472,431   $5,364,664
     Undistributed (overdistributed) net investment income........................         267       (3,063)
     Accumulated net realized gain (loss).........................................     448,301      (16,602)
     Net unrealized appreciation/(depreciation) on:
       Investments................................................................   3,114,143       42,696
       Futures....................................................................      (8,850)      --
       Foreign currency transactions..............................................         249       --
                                                                                   -----------   ----------
NET ASSETS........................................................................ $18,026,541   $5,387,695
                                                                                   -----------   ----------
                                                                                   -----------   ----------

Shares outstanding ($.001 par value)..............................................     853,799      455,230
Net asset value, offering and redemption price per share.......................... $     21.11   $    11.84

--------------------------------------------------------------------------------
                       SEE NOTES TO FINANCIAL STATEMENTS.

Variable Investment Trust                                                     43
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                                      GE U.S.      GE FIXED
                                                                                       EQUITY       INCOME
                                                                                     PORTFOLIO     PORTFOLIO
                                                                                     ----------    --------
INVESTMENT INCOME
Income:
     Dividends....................................................................   $  275,363    $ 2,452
     Interest.....................................................................      107,174    329,458
     Less: Foreign taxes withheld.................................................       (2,464)       (38 )
                                                                                     ----------    --------
Total income......................................................................      380,073    331,872
                                                                                     ----------    --------
EXPENSES:
     Advisory and administration fees.............................................       80,400     23,311
     Transfer agent...............................................................        8,000      8,000
     Trustees' fees...............................................................        7,579      2,727
     Custody and accounting.......................................................        1,441        520
     Legal........................................................................        9,474      3,411
     Audit........................................................................       18,949      6,822
     Amortization of deferred organization expense................................        3,159      3,159
                                                                                     ----------    --------
Total expenses before waiver......................................................      129,002     47,950
Less: Expenses waived or borne by the advisor.....................................      (12,056)   (12,983 )
                                                                                     ----------    --------
Net expenses......................................................................      116,946     34,967
                                                                                     ----------    --------
Net investment income.............................................................      263,127    296,905
                                                                                     ----------    --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on:
     Investments..................................................................      884,271     (20,980)
     Futures......................................................................      198,575      --
     Written options..............................................................        1,136        199
     Foreign currency transactions................................................         (456)     --
Increase (decrease) in unrealized appreciation/(depreciation) on:
     Investments..................................................................    1,573,757    (101,681)
     Futures......................................................................       (9,425)     --
     Foreign currency transactions................................................          249      --
                                                                                     ----------    --------
Net realized and unrealized gain (loss) on investments............................    2,648,107    (122,462)
                                                                                     ----------    --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..............................   $2,911,234    $174,443
                                                                                     ----------    --------
                                                                                     ----------    --------

--------------------------------------------------------------------------------
                       SEE NOTES TO FINANCIAL STATEMENTS.

44                                                     Variable Investment Trust
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                              GE U.S. EQUITY PORTFOLIO                GE FIXED INCOME PORTFOLIO
                                        -------------------------------------   -------------------------------------
                                           YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                                        DECEMBER 31, 1996   DECEMBER 31, 1995   DECEMBER 31, 1996   DECEMBER 31, 1995
                                        -----------------   -----------------   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income...............     $   263,127         $   203,448         $   296,905         $   295,024
  Net realized gain (loss) on
     investments, futures, written
     options, and foreign currency
     transactions.....................       1,083,526           1,196,378             (20,781)            259,037
  Net increase (decrease) in
     unrealized
     appreciation/(depreciation)......       1,564,581           1,540,961            (101,681)            144,377
                                        -----------------   -----------------   -----------------   -----------------
  Net increase from operations........       2,911,234           2,940,787             174,443             698,438
                                        -----------------   -----------------   -----------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income...............        (266,657)           (207,780)           (296,905)           (301,130)
  Net realized gains..................      (1,569,398)           (260,666)           (114,424)           (143,981)
                                        -----------------   -----------------   -----------------   -----------------
Total distributions...................      (1,836,055)           (468,446)           (411,329)           (445,111)
                                        -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets from
  operations and distributions........       1,075,179           2,472,341            (236,886)            253,327
                                        -----------------   -----------------   -----------------   -----------------
SHARE TRANSACTIONS:
  Proceeds from sale of shares........       6,384,529          16,940,648           2,351,196           7,347,507
  Value of distributions reinvested...       1,836,055              86,880             405,749             321,567
  Cost of shares redeemed.............        (340,318)        (10,448,773)           (403,559)         (4,671,206)
                                        -----------------   -----------------   -----------------   -----------------
Net increase (decrease) from share
  transactions........................       7,880,266           6,578,755           2,353,386           2,997,868
                                        -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS..............................       8,955,445           9,051,096           2,116,500           3,251,195
NET ASSETS
Beginning of year.....................       9,071,096              20,000           3,271,195              20,000
                                        -----------------   -----------------   -----------------   -----------------
End of year...........................     $18,026,541         $ 9,071,096         $ 5,387,695         $ 3,271,195
                                        -----------------   -----------------   -----------------   -----------------
                                        -----------------   -----------------   -----------------   -----------------
Undistributed (overdistributed) net
  investment income, end of year......     $       267         $  --               $    (3,063)        $      (109)
                                        -----------------   -----------------   -----------------   -----------------
                                        -----------------   -----------------   -----------------   -----------------
CHANGES IN PORTFOLIO SHARES:
Shares sold by subscription...........         313,305             998,802             193,912             599,669
Issued for distributions reinvested...          85,239               4,523              34,209              25,466
Shares redeemed.......................         (15,566)           (533,837)            (33,870)           (365,823)
                                        -----------------   -----------------   -----------------   -----------------
Net increase (decrease) in Portfolio
  shares..............................         382,978             469,488             194,251             259,312
                                        -----------------   -----------------   -----------------   -----------------
                                        -----------------   -----------------   -----------------   -----------------

--------------------------------------------------------------------------------
                       SEE NOTES TO FINANCIAL STATEMENTS.

Variable Investment Trust                                                     45
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

  Selected data based on a share outstanding throughout the periods indicated

                                                                    GE U.S. EQUITY             GE FIXED INCOME
                                                                      PORTFOLIO                   PORTFOLIO
                                                               ------------------------    ------------------------
                                                               12/31/96    12/31/95 (B)    12/31/96    12/31/95 (B)
                                                               --------    ------------    --------    ------------
Net asset value, beginning of period........................   $  19.27       $15.00        $12.53        $12.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income.....................................       0.34         0.46          0.76          0.82
  Net realized and unrealized gains (losses) on
     investments............................................       3.90         4.87         (0.43)         1.13
                                                               --------    ------------    --------    ------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS..............       4.24         5.33          0.33          1.95
                                                               --------    ------------    --------    ------------

LESS DISTRIBUTIONS FROM:
  Net investment income.....................................       0.35         0.47          0.76          0.84
  Net realized gains........................................       2.05         0.59          0.26          0.58
                                                               --------    ------------    --------    ------------
TOTAL DISTRIBUTIONS.........................................       2.40         1.06          1.02          1.42
                                                               --------    ------------    --------    ------------
NET ASSET VALUE, END OF PERIOD..............................   $  21.11       $19.27        $11.84        $12.53
                                                               --------    ------------    --------    ------------
                                                               --------    ------------    --------    ------------
TOTAL RETURN (A)............................................      21.72%       35.58%         2.92%        16.83%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)..................   $ 18,027       $9,071        $5,388        $3,271
  Ratio of net investment income to average net assets*.....       1.80%        2.10%         6.37%         6.52%
  Ratio of expenses to average net assets*..................       0.80%        0.80%         0.75%         0.75%
  Ratio of expenses to average net assets before voluntary
     expense limitation*....................................       0.88%        1.03%         1.03%         1.15%
  Portfolio turnover rate...................................         35%          71%          222%          253%
  Average brokerage commissions (c).........................   $   .071          N/A           N/A           N/A

------------
NOTES TO FINANCIAL HIGHLIGHTS
(a) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains. Had the adviser not absorbed a portion of expenses, total returns would have been lower. Periods less than one year are not annualized.
(b) Information is for the period January 3, 1995, commencement of investment operations, through December 31, 1995.
(c) For the fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged. Mark-ups, mark-downs and spreads on shares traded on a principal basis are not included unless they are disclosed on confirmations prepared in accordance with rule 10b-10 under the 1934 Act.
 *   Annualized for periods less than one year.

--------------------------------------------------------------------------------
                       SEE NOTES TO FINANCIAL STATEMENTS.

46                                                     Variable Investment Trust
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION OF THE PORTFOLIOS. Variable Investment Trust (the "Trust") is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Trust was formed as a Massachusetts business trust pursuant to a Declaration of Trust (as amended) on February 25, 1994. The Declaration authorizes the Trust's Trustees to create separate series, each with an unlimited number of shares of beneficial interest. The Trust is comprised of five investment portfolios (the "Portfolios") only four of which are currently being offered through the Power Portfolio Variable Annuity, as follows: GE U.S. Equity Portfolio, GE International Equity Portfolio, GE Fixed Income Portfolio and GE Money Market Portfolio.

  Shares of the Trust are offered only to insurance company separate accounts that fund certain variable contracts. These insurance companies may include insurance companies affiliated with GE Investment Management Incorporated ("GEIM"), the investment adviser and administrator of each Portfolio. As of December 31, 1996, Great Northern Insured Annuity Corporation, an affiliated insurance company, controlled the Portfolios by ownership, through separate accounts, of virtually all of the Portfolios' shares of beneficial interest. The Trust may in the future offer shares of some or all of the Portfolios to variable life insurance separate accounts.

  The investment objective of GE U.S. Equity Portfolio is long-term growth of capital, which the Portfolio seeks to achieve through investment primarily in equity securities of U.S. companies. The investment objective of GE International Equity Portfolio is long-term growth of capital, which the Portfolio seeks to achieve by investing primarily in foreign equity securities.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES. The following summarizes the significant accounting policies of the Trust:

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

  SECURITY VALUATION AND TRANSACTIONS Securities for which exchange quotations are readily available are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price. Certain fixed income securities are valued by a dealer or by a pricing service based upon a computerized matrix system, which considers market transactions and dealer supplied valuations.

  Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are principally traded. Options that are written or purchased are valued using the mean between the last asked and bid prices. Forward foreign currency contracts are valued at the mean between the bid and the offered forward rates as last quoted by a recognized dealer.

  Short term investments maturing within 60 days are valued at amortized cost or original cost plus accrued interest, each of which approximates fair value.

--------------------------------------------------------------------------------

Variable Investment Trust                                                     47
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
  Portfolio positions which cannot be valued as set forth above are valued at fair value under procedures approved by the Trustees.

  Transactions are accounted for as of the trade date. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

  FOREIGN CURRENCY. Accounting records of the Portfolios are maintained in U.S. dollars. Investment securities and other assets and liabilities and purchases and sales of investment securities denominated in a foreign currency are translated to U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

  The Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included in net realized and unrealized gain or loss from investments. Reported net realized exchange gains or losses from foreign currency transactions represent sale of foreign currencies, currency gains or losses between the trade date and the settlement date on securities transactions, realized gains and losses on forward foreign currency contracts, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios' books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities at fiscal year end, as a result of changes in exchange rates.

  INCOME TAXES. It is each Portfolio's policy to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains to its shareholders and, therefore, no provision for federal income tax has been made. Each Portfolio is treated as a separate taxpayer for federal income tax purposes.

  Capital loss carryovers are available to offset future realized capital gains. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income. At December 31, 1996, the GE Fixed Income Portfolio had a capital loss carryover of $15,499 which expires December 31, 2004.

  Any net capital and currency losses incurred after October 31, within the Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses.

  INVESTMENT INCOME. Corporate actions (including cash dividends) are recorded net of nonreclaimable tax withholdings on the ex-dividend date, except for certain foreign securities for which corporate actions are recorded as soon after ex-dividend date as such information is available. Interest income is recorded on the accrual basis. All discounts on taxable bonds are amortized to call or maturity date, whichever is shorter using the effective yield method.

  EXPENSES. Expenses of the Trust which are directly identifiable to a specific Portfolio are allocated to that Portfolio. Expenses which are not readily identifiable to a specific Portfolio are allocated in such a manner as

--------------------------------------------------------------------------------

48                                                     Variable Investment Trust
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Portfolios. All expenses of the Portfolios are paid by the Investment Adviser and reimbursed by the Portfolios up to the voluntary expense limitations.

  DISTRIBUTIONS TO SHAREHOLDERS. GE Fixed Income Portfolio declare investment income dividends daily and pay monthly. GE U.S. Equity Portfolio declare and pay dividends of net investment income annually. All Portfolios declare and pay net realized capital gain distributions annually. The character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include treatment of realized and unrealized gains and losses on forward foreign currency contracts, paydown gains and losses on mortgage-backed securities, losses on wash sale transactions, and deferred organization expenses. Reclassifications are made to the Portfolios' capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

  DEFERRED ORGANIZATIONAL COSTS. Organizational expenses applicable to the Portfolios have been deferred and are being amortized on a straight-line basis over a period of five years from commencement of investment operations.

  WHEN-ISSUED SECURITIES. The Portfolios may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. This may increase the risk if the other party involved in the transaction fails to deliver and causes the Portfolio to subsequently invest at less advantageous yields. In connection with such purchases, the Portfolio is required to hold liquid assets as collateral with the Portfolios' custodian sufficient to cover the purchase price, unless they enter into an offsetting contract for the sale of equal securities and value.

  REPURCHASE AGREEMENTS. The Portfolios' custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolios. It is the policy of the Portfolios to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Portfolios have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

  FUTURES AND OPTIONS. The Portfolios, may invest in futures contracts and purchase and write options. These investments involve, to varying degrees, elements of market risk and risks in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the involvement the Portfolios have in the particular classes of these instruments. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities and interest rates. Risks also may arise if there is an illiquid secondary market for the instruments, or an inability of counterparties to perform. The Portfolios may invest in these instruments for the following reasons: to hedge against the effects of changes in value of portfolio securities due to anticipated changes in interest rates and/or market

--------------------------------------------------------------------------------

Variable Investment Trust                                                     49
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED conditions, to equitize a cash position, for duration management, or when the transactions are economically appropriate to reduce the risk inherent in the management of the Portfolio involved.

  Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily change in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the futures contract is closed. The Portfolio will realize a gain or loss upon the expiration or closing of an option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the proceeds on the sale of the security for a purchased put or cost of the security for a call option is adjusted by the amount of premium received or paid.

  OTHER. There are certain additional risks involved when investing in foreign securities that are not inherent in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the imposition of unfavorable foreign governmental laws and restrictions.

3.  FEES AND COMPENSATION PAID TO AFFILIATES.

  ADVISORY AND ADMINISTRATION FEES. Compensation of GEIM, the Portfolio's Investment Adviser and Administrator, a wholly owned subsidiary of General Electric Company, for investment advisory and administrative services is paid monthly based on the average daily net assets of each Portfolio. Such advisory and administration fees are based on the annual rates listed in the table below. Until further notice, GEIM has agreed to reduce other operating expenses (exclusive of advisory and administration fees) for each Portfolio as indicated in the following table:

                                                             ANNUALIZED BASED ON AVERAGE DAILY NET ASSETS
                                                                ADVISORY AND          LIMITATION OF OTHER
                                                             ADMINISTRATION FEES      OPERATING EXPENSES
                                                             -------------------      -------------------
GE U.S Equity Portfolio.................................             .55%                     .25%
GE Fixed Income Portfolio...............................             .50%                     .25%

  TRUSTEES' FEES. The Portfolios pay no compensation to their Trustees who are employees of GEIM. Trustees who are not GEIM employees receive an annual fee of $5,000 and an additional fee of $500 for each Trustees' meeting attended.

--------------------------------------------------------------------------------

50                                                     Variable Investment Trust
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
4. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION. Aggregate gross unrealized appreciation/
(depreciation) of investments for each Portfolio at December 31, 1996, were as follows:

                                                                   GROSS           GROSS            NET
                                                                 UNREALIZED      UNREALIZED      UNREALIZED
                                                                APPRECIATION    DEPRECIATION    APPRECIATION
                                                                ------------    ------------    ------------
GE U.S. Equity Portfolio.....................................    $3,179,954       $ 65,811       $3,114,143
GE Fixed Income Portfolio....................................        64,781         22,085           42,696

  The aggregate cost of each Portfolio's investments was substantially the same for book and federal income tax purposes at December 31, 1996.

5. OPTIONS. During the period ended December 31, 1996, the following option contracts were written:

                                                                                    GE FIXED INCOME
                                                   GE U.S. EQUITY PORTFOLIO            PORTFOLIO
                                                   ------------------------     ------------------------
                                                      NUMBER                       NUMBER
                                                   OF CONTRACTS     PREMIUM     OF CONTRACTS     PREMIUM
                                                   ------------     -------     ------------     -------
Balance as of December 31, 1995................       --            $ --           --             $--
Written........................................            8         2,638            204           199
Closed and Expired.............................           (5)       (1,585)          (204)         (199)
Exercised......................................           (3)       (1,053)        --              --
                                                          --
                                                                    -------     ------------     -------
Balance as of December 31, 1996................       --            $ --           --             $--
                                                          --
                                                          --
                                                                    -------     ------------     -------
                                                                    -------     ------------     -------

6. INVESTMENT TRANSACTIONS. The cost of purchases and the proceeds from sales of investments, other than U.S. Government obligations, short term securities and options, for the period ended December 31, 1996, were:

                                                           PURCHASES       SALES
                                                           ----------    ----------
GE U.S. Equity Portfolio................................   $9,298,619    $4,396,116
GE Fixed Income Portfolio...............................    2,097,785     1,469,578

  The cost of purchases and the proceeds from sales of long term U.S. Government obligations for the period ended December 31, 1996, were:

                                                           PURCHASES       SALES
                                                          -----------    ----------
GE U.S. Equity Portfolio...............................   $   143,448    $   25,763
GE Fixed Income Portfolio..............................    10,359,335     8,439,574

--------------------------------------------------------------------------------

Variable Investment Trust                                                     51
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Trustees of Variable Investment Trust

  In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GE U.S. Equity Portfolio, GE International Equity Portfolio, GE Fixed Income Portfolio and GE Money Market Portfolio, each a portfolio of Variable Investment Trust (the "Trust"), at December 31, 1996, the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

Boston, Massachusetts
February 11, 1997

--------------------------------------------------------------------------------

52                            Variable Investment Trust-GE U.S. Equity Portfolio
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
DECEMBER 31, 1995

                                                                                    NUMBER
                                                                                  OF SHARES     VALUE ($)
                                                                                  ----------   -----------
COMMON STOCK-92.1%
AEROSPACE-2.7%
     Boeing Co. ................................................................        279         21,867
     General Dynamics Corp. ....................................................        108          6,385
     General Motors Corp. (Class H).............................................        248         12,183
     Lockhead Martin Corp. .....................................................        805         63,595
     McDonnell Douglas Corp. ...................................................        524         48,208
     Raytheon Co. ..............................................................        431         20,365
     Rockwell International Corp. ..............................................        238         12,584
     United Technologies Corp. .................................................        627         59,487
                                                                                               -----------
                                                                                                   244,674
                                                                                               -----------
AUTOMOTIVE-1.9%
     Eaton Corp. ...............................................................        208         11,154
     Ford Motor Co. ............................................................      1,936         56,144
     General Motors Corp. ......................................................      1,208         63,873
     Goodyear Tire & Rubber Co. ................................................        788         35,755
     Stewart & Stevenson Services Inc. .........................................        230          5,808
                                                                                               -----------
                                                                                                   172,734
                                                                                               -----------
BANKS & FINANCIAL SERVICES-9.3%
     American Express Co. ......................................................      1,533         63,428
     Bank of New York Inc. .....................................................        655         31,931
     BankAmerica Corp. .........................................................        311         20,137
     Barnett Banks Inc. ........................................................         63          3,717
     BayBanks Inc. .............................................................        135         13,264
     Beneficial Corp. ..........................................................        822         38,326
     Block H & R Inc. ..........................................................         49          1,985
     Boatmen's Bancshares Inc. .................................................        519         21,214
     Chemical Banking Corp. ....................................................        276         16,215
     Citicorp ..................................................................      1,108         74,513
     Countrywide Credit Industries..............................................        476         10,353
     Dean Witter Discover & Co. ................................................      1,002         47,094
     Edwards A G Inc. ..........................................................        252          6,017
     Federal National Mortgage Assoc. ..........................................      1,164        144,481
     First Chicago Corp. .......................................................        637         25,161
     First Interstate Bancorp ..................................................        202         27,573
     Mellon Bank Corp. .........................................................        407         21,876

--------------------------------------------------------------------------------
    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Variable Investment Trust-GE U.S. Equity Portfolio                            53
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
DECEMBER 31, 1995, CONTINUED

                                                                                    NUMBER
                                                                                  OF SHARES     VALUE ($)
                                                                                  ----------   -----------
     Morgan (J.P.) & Co. Inc. ..................................................        669         53,687
     Nationsbank Corp. .........................................................        205         14,273
     Rollins Inc. ..............................................................         78          1,726
     Standard Federal Bancorporation............................................        141          5,552
     State Street Boston Corp. .................................................        320         14,400
     Student Loan Marketing Assoc. .............................................         39          2,569
     T. Rowe Price & Associates.................................................        134          6,599
     Transamerica Corp. ........................................................        186         13,555
     Travelers Group Inc. ......................................................      1,809        113,741
     United States Bancorp......................................................        582         19,570
     Wells Fargo & Co. .........................................................        124         26,784
                                                                                               -----------
                                                                                                   839,741
                                                                                               -----------
BROADCASTING, ENTERTAINMENT & MEDIA-4.2%
     Capital Cities/ABC Inc. ...................................................        347         42,811
     Carmike Cinemas Inc. ......................................................         26            585(a)
     Carnival Corp. (Class A)...................................................        156          3,803
     Catalina Marketing Corp. ..................................................         58          3,640
     Circus Enterprises Inc. ...................................................        239          6,662
     Comcast Corp. (Class A)....................................................      1,480         26,917
     Disney (Walt) Co. .........................................................        284         16,756
     Donnelley (R.R.) & Sons Co. ...............................................        941         37,052
     Dun & Bradstreet Corp. ....................................................        523         33,864
     Gannett Inc. ..............................................................        821         50,389
     Interpublic Group Cos. Inc. ...............................................        473         20,516
     Knight Ridder Inc. ........................................................         67          4,188
     Readers Digest Assoc. Inc. (Class A).......................................         35          1,794
     Reuters Holdings PLC ADR (Class B).........................................        922         50,825
     Tele-Communications Inc. ..................................................        791         21,258(a)
     Tele-Communications Inc. (Class A).........................................      1,076         21,385(a)
     Time Warner Inc. ..........................................................        623         23,596
     Viacom Inc. (Class B)......................................................        307         14,544(a)
                                                                                               -----------
                                                                                                   380,585
                                                                                               -----------

--------------------------------------------------------------------------------
    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

54                            Variable Investment Trust-GE U.S. Equity Portfolio
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
DECEMBER 31, 1995, CONTINUED

                                                                                    NUMBER
                                                                                  OF SHARES     VALUE ($)
                                                                                  ----------   -----------
BUILDING MATERIALS & CONSTRUCTION-0.3%
     Masco Corp. ...............................................................        161          5,051
     Newmont Mining Corp. ......................................................        413         18,688
     Sherwin Williams Co. ......................................................        149          6,072
                                                                                               -----------
                                                                                                    29,811
                                                                                               -----------
CHEMICAL-2.8%
     Air Products & Chemicals Inc. .............................................        676         35,659
     Airgas Inc. ...............................................................        137          4,555(a)
     Du Pont de Nemours (E.L.)..................................................      1,558        108,865
     Eastman Chemical Co. ......................................................        246         15,406
     FMC Corp. .................................................................         99          6,695(a)
     Grace (WR) & Co. ..........................................................        151          8,928
     IMC Global Inc. ...........................................................        338         13,816
     Lubrizol Corp. ............................................................        468         13,045
     Morton International Inc. .................................................        947         33,974
     Olin Corp. ................................................................         82          6,088
     Witco Corp. ...............................................................        400         11,700
                                                                                               -----------
                                                                                                   258,731
                                                                                               -----------
CONSUMER RELATED-11.1%
     American Stores Co. .......................................................        893         23,888
     Anheuser Busch Cos. Inc. ..................................................      1,055         70,553
     Archer-Daniels Midland Co. ................................................        910         16,380
     Armstrong World Industries Inc. ...........................................        336         20,832
     Coca Cola Co. .............................................................         41          3,044
     Colgate Palmolive Co. .....................................................        742         52,125
     Conagra Inc. ..............................................................        477         19,676
     CPC International Inc. ....................................................        423         29,028
     Dole Food Inc. ............................................................        272          9,520
     Duracell International Inc. ...............................................         61          3,157
     Eastman Kodak Co. .........................................................      1,324         88,708
     General Mills Inc. ........................................................        321         18,538
     Kellogg Co. ...............................................................        206         15,913
     Marriot International Inc. ................................................         68          2,601
     McDonalds Corp. ...........................................................      1,246         56,226
     Nestle S.A. ...............................................................         28         30,974

--------------------------------------------------------------------------------
    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Variable Investment Trust-GE U.S. Equity Portfolio                            55
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
DECEMBER 31, 1995, CONTINUED

                                                                                    NUMBER
                                                                                  OF SHARES     VALUE ($)
                                                                                  ----------   -----------
     Penney J C Inc. ...........................................................        201          9,573
     Pepsico Inc. ..............................................................      2,951        164,887
     Philip Morris Cos. Inc. ...................................................      1,564        141,542
     Procter & Gamble Co. ......................................................        991         82,253
     Ralston Purina Co. ........................................................        156          9,730
     Rubbermaid Inc. ...........................................................        132          3,366
     Sara Lee Corp. ............................................................        268          8,543
     Scholastic Corp. ..........................................................         31          2,410(a)
     Stanhome Inc. .............................................................        172          5,010
     Tambrands Inc. ............................................................        113          5,396
     Timken Co. ................................................................        333         12,737
     Tyson Foods Inc. (Class A).................................................        161          4,206
     Wal Mart Stores Inc. ......................................................      4,127         92,342
                                                                                               -----------
                                                                                                 1,003,158
                                                                                               -----------
DIVERSIFIED MANUFACTURING-5.0%
     Allied Signal Inc. ........................................................      2,385        113,287
     Canadian Pacific Ltd. .....................................................        998         18,089
     Dover Corp. ...............................................................      1,195         44,066
     Hanson PLC ADR.............................................................      1,301         19,840
     ITT Corp. (new)............................................................        245         12,985
     ITT Industries Inc. .......................................................        245          5,880
     Loews Corp. ...............................................................        755         59,173
     Minnesota Mining & Manufacturing...........................................      1,387         91,889
     Tenneco Inc. ..............................................................        520         25,805
     Textron Inc. ..............................................................        809         54,607
     Trinova Corp. .............................................................        160          4,580
                                                                                               -----------
                                                                                                   450,201
                                                                                               -----------
DRUGS, HEALTHCARE & COSMETICS-10.5%
     Abbott Laboratories........................................................      2,054         85,754
     Allergan Inc. .............................................................      1,146         37,245
     American Home Products Corp. ..............................................        785         76,145
     American Medical Response..................................................        136          4,420(a)
     Arbor Drugs Inc. ..........................................................        245          5,145
     Arrow International Inc. ..................................................        318         12,641
     Avon Products Inc. ........................................................        260         19,598

--------------------------------------------------------------------------------
    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

56                            Variable Investment Trust-GE U.S. Equity Portfolio
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
DECEMBER 31, 1995, CONTINUED

                                                                                    NUMBER
                                                                                  OF SHARES     VALUE ($)
                                                                                  ----------   -----------
     Baxter International Inc. .................................................        755         31,616
     Bristol-Myers Squibb Co. ..................................................      1,249        107,258
     Cardinal Health Inc. ......................................................         93          5,092
     Dentsply International Inc. ...............................................         94          3,760
     Eli Lilly & Co. ...........................................................      1,096         61,650
     FHP International Corp. ...................................................        693         19,750(a)
     Gillette Co. ..............................................................         90          4,691
     International Flavours.....................................................         89          4,272
     Johnson & Johnson..........................................................      1,217        104,206
     Lincare Holdings Inc. .....................................................         75          1,875(a)
     Living Centers of America Inc. ............................................         97          3,395(a)
     Merck & Co. Inc. ..........................................................      1,932        127,029
     Pfizer Inc. ...............................................................      1,391         87,633
     Pharmacia & Upjohn Inc. ...................................................        832         32,240
     Schering-Plough Corp.......................................................        774         42,376
     Smithkline Beecham PLC ADR.................................................      1,333         73,981
     Warner Lambert Co. ........................................................         46          4,468
                                                                                               -----------
                                                                                                   956,240
                                                                                               -----------
ELECTRICAL & ELECTRONICS-7.7%
     ADT Ltd. ..................................................................        640          9,600(a)
     Airtouch Communications....................................................      1,647         46,528(a)
     AMP Inc. ..................................................................      1,309         50,233
     Applied Materials Inc. ....................................................        677         26,657(a)
     BBC Brown Boveri...........................................................         31         36,012
     EG & G Inc. ...............................................................        660         16,005
     Emerson Electric Co. ......................................................      1,225        100,144
     General Instrument Corp. ..................................................         82          1,917(a)
     General Signal Corp. ......................................................        619         20,040
     Hewlett Packard Co. .......................................................      1,269        106,279
     Hubbell Inc. (Class B).....................................................      1,096         72,062
     Intel Corp. ...............................................................      1,146         65,035
     Molex Inc. (Class A).......................................................        197          6,033
     Motorola Inc. .............................................................        676         38,532
     Northern Telecom Ltd. .....................................................        274         11,782
     Perkin Elmer Corp. ........................................................        335         12,646
     Philips Electronics N.V. ..................................................        840         30,135

--------------------------------------------------------------------------------
    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Variable Investment Trust-GE U.S. Equity Portfolio                            57
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
DECEMBER 31, 1995, CONTINUED

                                                                                    NUMBER
                                                                                  OF SHARES     VALUE ($)
                                                                                  ----------   -----------
     Sensormatic Electronics Corp. .............................................         85          1,477
     Ucar International Inc. ...................................................        178          6,007(a)
     Varian Associates Inc. ....................................................        764         36,481
     VLSI Technology Inc. ......................................................         47            852(a)
                                                                                               -----------
                                                                                                   694,457
                                                                                               -----------
ELECTRIC UTILITIES-2.5%
     CMS Energy Corp. ..........................................................        314          9,381
     Dominion Resources Inc. ...................................................        511         21,079
     Illinova Corp. ............................................................        271          8,130
     NIPSCO Industries Inc. ....................................................        393         15,032
     Pacificorp.................................................................      1,200         25,500
     Pinnacle West Capital Corp. ...............................................        654         18,802
     Portland General Corp. ....................................................        268          7,806(a)
     Public Serivce Co. Colorado ...............................................        311         11,002
     Public Services Co. New Mexico ............................................        734         12,937(a)
     Southern Co. ..............................................................      1,844         45,408
     Unicom Corp. ..............................................................      1,610         52,727
                                                                                               -----------
                                                                                                   227,804
                                                                                               -----------
ENERGY & ENERGY RELATED-9.8%
     Amerada Hess Corp. ........................................................         93          4,929
     Amoco Corp. ...............................................................      1,196         85,962
     Anadarko Petroleum Co. ....................................................        401         21,704
     Atlantic Richfield Co. ....................................................        217         24,033
     Baker Hughes Inc. .........................................................        788         19,207
     Burlington Resources Inc. .................................................        986         38,700
     Chevron Corp. .............................................................        333         17,483
     Dresser Industries Inc. ...................................................        319          7,776
     Eastern Enterprises........................................................        335         11,809
     Elf Aquitaine ADR .........................................................        167          6,137
     Exxon Corp. ...............................................................      1,953        156,484
     FPL Group Inc. ............................................................        706         32,741
     Mobil Corp. ...............................................................        627         70,224
     Nabors Industries Inc. ....................................................        707          7,865(a)
     Occidental Petroleum Corp. ................................................        412          8,807
     Phillips Petroleum Co. ....................................................        194          6,620

--------------------------------------------------------------------------------
    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

58                            Variable Investment Trust-GE U.S. Equity Portfolio
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
DECEMBER 31, 1995, CONTINUED

                                                                                    NUMBER
                                                                                  OF SHARES     VALUE ($)
                                                                                  ----------   -----------
     Royal Dutch Petroleum Co. .................................................      1,151        162,435
     Santa Fe Energy Resources Inc. ............................................        356          3,427(a)
     Schlumberger Ltd. .........................................................      1,247         86,355
     Texaco Inc. ...............................................................      1,034         81,169
     Unocal Corp. ..............................................................      1,017         29,620
     USX Marathon Group.........................................................        488          9,516
                                                                                               -----------
                                                                                                   893,003
                                                                                               -----------
FOREST PRODUCTS, PAPER & PACKAGING-1.7%
     Avery Dennison Corp. ......................................................        132          6,617
     International Paper Capital Trust..........................................        113          5,113(b)
     International Paper Co. ...................................................        284         10,757
     Kimberly Clark Corp. ......................................................        544         45,016
     Mead Corp. ................................................................        642         33,544
     Owens Illinois Inc. .......................................................        648          9,396(a)
     Weyerhaeuser Co. ..........................................................      1,023         44,245
                                                                                               -----------
                                                                                                   154,688
                                                                                               -----------
INDUSTRIAL PRODUCTS & SERVICES-0.9%
     Browning-Ferris Industries Inc. ...........................................        459         13,540
     Corning Inc. ..............................................................        164          5,248
     Ecolab Inc. ...............................................................         96          2,880
     Flightsafety International Inc. ...........................................         63          3,166
     Waste Management International PLC ADR ....................................        187          2,010(a)
     Wheelabrator Technologies Inc. ............................................        346          5,796(a)
     WMX Technologies Inc. .....................................................      1,618         48,338
                                                                                               -----------
                                                                                                    80,978
                                                                                               -----------
INSURANCE-4.7%
     Amercian International Group Inc. .........................................      1,113        102,952
     Chubb Corp. ...............................................................        110         10,643
     CMAC Investment Corp. .....................................................        147          6,468
     CNA Financial Corp. .......................................................         53          6,016
     General Reinsurance Corp. .................................................        312         48,360
     ITT Hartford Group Inc. ...................................................        245         11,852
     Jefferson Pilot Corp. .....................................................         24          1,755
     Lincoln National Corp. ....................................................        752         40,420
     Marsh & McLennan Cos. .....................................................        393         34,879

--------------------------------------------------------------------------------
    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Variable Investment Trust-GE U.S. Equity Portfolio                            59
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
DECEMBER 31, 1995, CONTINUED

                                                                                    NUMBER
                                                                                  OF SHARES     VALUE ($)
                                                                                  ----------   -----------
     Providian Corp. ...........................................................        940         38,305
     Reliastar Financial Corp. .................................................        254         11,271
     St. Paul Cos. Inc. ........................................................        957         53,233
     TIG Holdings Inc. .........................................................      1,691         48,193
     UNUM Corp. ................................................................        234         12,870
                                                                                               -----------
                                                                                                   427,217
                                                                                               -----------
MACHINERY & MACHINE TOOLS-1.1%
     Caterpillar Inc. ..........................................................        250         14,688
     Cooper Industries Inc. ....................................................        318         11,687
     Deere & Co. ...............................................................      1,356         47,799
     Ingersoll Rand Co. ........................................................        530         18,616
     Tecumseh Products Co. (Class A)............................................         91          4,709
                                                                                               -----------
                                                                                                    97,499
                                                                                               -----------
MERCHANDISING-2.6%
     Albertsons Inc. ...........................................................         79          2,597
     American Greetings Corp. (Class A).........................................        392         10,829
     Charming Shoppes Inc. .....................................................      1,066          3,065
     Circuit City Stores Inc. ..................................................        460         12,708
     CUC International Inc. ....................................................         31          1,058(a)
     Dayton Hudson Corp. .......................................................        238         17,850
     Federated Department Stores Inc. ..........................................      1,132         31,130(a)
     Home Depot Inc. ...........................................................        689         32,986
     Limited Inc. ..............................................................        200          3,475
     May Department Stores Co. .................................................        164          6,929
     Melville Corp. ............................................................        111          3,413
     Price Costco Inc. .........................................................        830         12,658
     Sears Roebuck & Co. .......................................................      1,733         67,587
     Sysco Corp. ...............................................................        274          8,905
     TJX Cos. Inc. .............................................................         38            717
     Toys 'R Us.................................................................        734         15,964(a)
                                                                                               -----------
                                                                                                   231,871
                                                                                               -----------

--------------------------------------------------------------------------------
    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

60                            Variable Investment Trust-GE U.S. Equity Portfolio
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
DECEMBER 31, 1995, CONTINUED

                                                                                    NUMBER
                                                                                  OF SHARES     VALUE ($)
                                                                                  ----------   -----------
METALS-0.5%
     Barrick Gold Corp. ........................................................        476         12,555
     Freeport McMoran Copper & Gold (Class A) ..................................        588         16,464
     Inco Ltd. .................................................................        173          5,752
     Nucor Corp. ...............................................................        130          7,426
     Reynolds Metals Co. .......................................................         61          3,454
                                                                                               -----------
                                                                                                    45,651
                                                                                               -----------
NATURAL GAS-0.4%
     Enserch Corp. .............................................................        653         10,611
     Petroleum Geo Services ADR.................................................         42          1,050(a)
     Sonat Inc. ................................................................        522         18,596
     Tosco Corp. ...............................................................        150          5,719
                                                                                               -----------
                                                                                                    35,976
                                                                                               -----------
OFFICE EQUIPMENT & SUPPLIES-4.1%
     Amdahl Corp. ..............................................................        319          2,712
     Apple Computer.............................................................        162          5,164
     Automatic Data Processing Inc. ............................................        578         42,916
     Cisco Systems Inc. ........................................................        173         12,910(a)
     Compaq Computer Corp. .....................................................        287         13,776(a)
     Computer Associates International Inc. ....................................        549         31,224
     Equifax Inc. ..............................................................      2,404         51,385
     First Data Corp. ..........................................................        816         54,570
     International Business Machines............................................      1,552        142,396
     Microsoft Corp. ...........................................................         78          6,845(a)
     Pitney Bowes Inc. .........................................................        186          8,742
                                                                                               -----------
                                                                                                   372,640
                                                                                               -----------
REAL ESTATE-0.2%
     Camden Property Trust......................................................        161          3,844
     Castle and Cooke Inc. (new)................................................         91          1,519
     Debartolo Realty Corp. ....................................................        459          5,967
     Glimcher Realty Trust......................................................        228          3,933
     Oasis Residential Inc. ....................................................        138          3,139
                                                                                               -----------
                                                                                                    18,402
                                                                                               -----------

--------------------------------------------------------------------------------
    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Variable Investment Trust-GE U.S. Equity Portfolio                            61
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
DECEMBER 31, 1995, CONTINUED

                                                                                    NUMBER
                                                                                  OF SHARES     VALUE ($)
                                                                                  ----------   -----------
TELEPHONE & UTILITIES-6.2%
     American Telephone & Telegraph.............................................      3,077        199,236
     Bellsouth Corp. ...........................................................      1,185         51,547
     Cellular Communications Inc. ..............................................        228         11,343
     Frontier Corp. ............................................................        172          5,160
     GTE Corp. .................................................................      2,633        115,852
     International Cabletel Inc. ...............................................        982         24,059(a)
     MCI Communications Corp. ..................................................      1,190         31,089
     NYNEX Corp. ...............................................................        704         38,016
     Pacific Telesis Group......................................................        578         19,435
     SBC Communications Inc. ...................................................        703         40,422
     Sprint Corp. ..............................................................        182          7,257
     U.S. West Inc. ............................................................        510         18,233
                                                                                               -----------
                                                                                                   561,649
                                                                                               -----------
TRANSPORTATION-1.9%
     AMR Corp. .................................................................        445         33,041(a)
     Burlington Northern Santa Fe ..............................................        520         40,560
     CSX Corp. .................................................................        486         22,174
     Delta Air Lines ...........................................................        116          8,570
     Pittston Services Group....................................................         94          2,949
     Union Pacific Corp. .......................................................      1,026         67,716
                                                                                               -----------
                                                                                                   175,010
                                                                                               -----------
     Total Common Stock (Cost $6,817,858).......................................                 8,352,720
                                                                                               -----------
                                                                                  PRINCIPAL
                                                                                  AMOUNT ($)
                                                                                  ----------
BONDS AND NOTES-0.2%
  Banco Nacional de Mexico S.A.
     7.00% 12/15/99.............................................................     11,000          8,855(b)
  Cemex
     4.25% 11/01/97.............................................................      8,000          6,760(b)
  Exide Corp.
     2.90% 12/15/05.............................................................      8,000          6,230(b)
  Valhi Inc,
     9.25% 10/20/97.............................................................      6,000          2,333(d)
                                                                                               -----------
Total Bonds and Notes (Cost $23,825)............................................                    24,178
                                                                                               -----------

--------------------------------------------------------------------------------
    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

62                            Variable Investment Trust-GE U.S. Equity Portfolio
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
DECEMBER 31, 1995, CONTINUED

                                                                                  PRINCIPAL
                                                                                  AMOUNT ($)    VALUE ($)
                                                                                  ----------   -----------
CONVERTIBLE BOND-0.3%
  ADT Operations Inc.
     6.50% 07/06/10.............................................................      4,000          1,870(d)
  AMR Corp.
     6.125% 11/01/24............................................................     21,000         21,735
  Federated Department Stores Inc.
     5.00% 10/01/03.............................................................      3,000          2,992
                                                                                               -----------
  Total Convertible Bonds (Cost $26,086)........................................                    26,597
                                                                                               -----------

                                                                                    NUMBER
                                                                                  OF SHARES
                                                                                  ----------
CONVERTIBLE PREFERRED STOCK-0.6%
     Citicorp, 10.75%...........................................................         28          5,141
     Ford Motor Co. (Series A), 8.40%...........................................        167         15,823
     Occidental Petroleum Corp., 7.75%..........................................        315         17,325(b)
     Reynolds Metals Co., 7.00% ................................................         89          4,506
     Santa Fe Energy Resources Inc. (Series A), 7.00%...........................        167          3,194
     St. Paul Capital LLC, 6.00%................................................         22          1,238
     Unocal Corp., 7.00%........................................................        107          5,858(b)
                                                                                               -----------
     Total Convertible Preferred Stock (Cost $48,425)...........................                    53,085
                                                                                               -----------
     Total Investments in Securities (Cost $6,916,194)..........................                 8,456,580
                                                                                               -----------

                                                                                  PRINCIPAL
                                                                                  AMOUNT ($)
                                                                                  ----------
SHORT TERM INVESTMENTS-1.1%
U.S. GOVERNMENT AGENCIES
     Federal Home Loan Mortgage Corp. 5.60% 01/03/96
       (Cost $99,969)...........................................................    100,000         99,969(d)
Other Assets and Liabilites, net 5.7%...........................................                   514,547
                                                                                               -----------
NET ASSETS-100%.................................................................               $ 9,071,096
                                                                                               -----------
                                                                                               -----------

OTHER INFORMATION
--------------------------------------------------------------------------------

The GE U.S. Equity Portfolio had the following long Futures Contract open at December 31, 1995:

                 EXPIRATION         NUMBER         UNDERLYING      UNREALIZED
DESCRIPTION         DATE         OF CONTRACTS      FACE VALUE         GAIN
------------     -----------     -------------     -----------     -----------
S&P 500          March 1996            1            $309,225          $575

--------------------------------------------------------------------------------
    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Variable Investment Trust-GE Fixed Income Portfolio                           63
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
DECEMBER 31, 1995

                                                                                  PRINCIPAL
                                                                                  AMOUNT ($)    VALUE ($)
                                                                                  ----------    ----------
BONDS AND NOTES-94.9%
U.S. TREASURIES-18.9%
  U.S. Treasury Bonds
     7.625%    02/15/25........................................................     300,000        366,843
     12.00%    08/15/13........................................................      35,000         53,927
                                                                                                ----------
                                                                                                   420,770
                                                                                                ----------
  U.S. Treasury Notes
     6.00%    08/31/97.........................................................      12,000         12,148
     6.125%   05/31/97.........................................................      10,000         10,122
     6.25%    08/31/00.........................................................      70,000         72,417
     6.50%    04/30/99.........................................................     100,000        103,656
                                                                                                ----------
                                                                                                   198,343
                                                                                                ----------
     Total U.S. Treasuries (Cost $557,488).....................................                    619,113
                                                                                                ----------
ASSET BACKED-3.9%
     Advanta Mortgage Loan Trust Corp.
     6.30%    07/25/25.........................................................       7,944          7,817
     Conti Mortgage Home Equity
     7.63%    05/15/09.........................................................       9,203          9,309
     Discover Card Master Trust
     6.70%    02/16/00.........................................................      10,000         10,184
     Fleetwood Credit Grantor Trust
     6.55%    05/16/11.........................................................       9,383          9,529
     Household Finance Corp.
     8.15%    03/19/96.........................................................       9,127          9,164(e)
     Premier Auto Trust
     5.95%    12/06/98.........................................................      10,000         10,053
     Standard Credit Card Master Trust
     6.55%    10/07/07.........................................................      10,000        10,2906
     6.75%    06/07/00.........................................................      60,000         61,631
                                                                                                ----------
     Total Asset Backed (Cost $125,934)........................................                    127,977
                                                                                                ----------
CORPORATE NOTES-30.6%
     American Home Products
     7.70%    02/15/00.........................................................      50,000         53,499
     Capital One Bank
     6.43%    06/29/98.........................................................      50,000         50,648

--------------------------------------------------------------------------------
    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

64                           Variable Investment Trust-GE Fixed Income Portfolio
--------------------------------------------------------------------------------

                                                                                  PRINCIPAL
                                                                                  AMOUNT ($)    VALUE ($)
                                                                                  ----------    ----------
     Carter Holt Harvey Ltd.
     8.875%   12/01/04.........................................................      50,000         58,026
     Foster Technology Inc.
     6.75%    11/15/05.........................................................      40,000         41,232
     General Motors Corp.
     8.89%    08/18/03.........................................................      25,000         28,813
     Great Atlantic & Pacific Tea Inc.
     9.125%    01/15/98........................................................      50,000         52,713
     HSBC Finance Nederland B.V.
     7.40%    04/15/03.........................................................      50,000         52,425(b)
     Hydro Quebec
     8.05%    07/0724..........................................................      50,000         57,088
     Joy Technologies Inc.
     10.25%    09/01/03........................................................      50,000         56,625
     KFW International Finance Inc.
     8.20%    06/01/06.........................................................      50,000         58,359
     Landeskreditbank Baden
     7.875%    04/15/04........................................................      25,000         28,048
     Merrill Lynch & Co. Inc.
     6.64%    09/19/02.........................................................      60,000         61,622
     News America Holdings Inc.
     10.125%    10/15/12.......................................................      50,000         60,509
     North Atlantic Energy Corp.
     9.05%    06/01/02.........................................................      50,000         51,688
     Paramount Communications Inc.
     5.875%    07/15/00........................................................      50,000         49,334
     RJR Nabisco Inc.
     8.00%    07/15/01.........................................................      50,000         50,956
     Smurfit Capital
     7.50%    11/20/25.........................................................      25,000         26,078
     Tele-Communications Inc.
     7.13%    02/02/98.........................................................      50,000         51,118
     Time Warner Entertainment Co. L.P.
     10.15%    05/01/12........................................................      50,000         61,975
     United Co. Financial Corp.
     7.00%    07/15/98.........................................................      50,000         51,016
                                                                                                ----------
     Total Corporate Notes
       (Cost $955,692).........................................................                  1,001,772
                                                                                                ----------

--------------------------------------------------------------------------------
    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Variable Investment Trust-GE Fixed Income Portfolio                           65
--------------------------------------------------------------------------------

                                                                                  PRINCIPAL
                                                                                  AMOUNT ($)    VALUE ($)
                                                                                  ----------    ----------
MORTGAGE-BACKED-41.5%
  Federal Home Loan Mortgage Corp.
  6.50%    07/01/09-11/01/10...................................................     115,483        116,096
  7.00%    TBA.................................................................      80,000         80,700(c)
  7.50%    10/01/25............................................................     341,761        350,411
                                                                                                ----------
                                                                                                   547,207
                                                                                                ----------
  Federal National Mortgage Assoc.
  8.00%    11/01/25............................................................     120,465        124,756
  8.50%    10/01/24............................................................     147,972        154,446
                                                                                                ----------
                                                                                                   279,202
                                                                                                ----------
  Government National Mortgage Assoc.
  8.00%    04/15/17............................................................     141,790        149,033
  9.00%    06/15/16-08/15/18...................................................     121,872        129,998
  9.50%    06/15/17............................................................      99,122        107,103
                                                                                                ----------
                                                                                                   386,134
                                                                                                ----------
  COLLATERLAIZED MORTGAGE OBLIGATIONS
  American Southwest Financial Securities Corp.
  1.078%    01/18/09...........................................................     196,179         10,820(g)
  Asset Securitization Corp.
  7.10%    08/13/29............................................................      17,963         18,819
  Federal Home Loan Mortgage Corp.
  3.50%    11/15/07............................................................      37,000         31,022
  Federal National Mortgage Assoc.
  8.00%    07/01/24............................................................      43,634          9,818(g)
  8.921%    10/01/24...........................................................      43,494         36,426(d,f)
  LB Commercial Conduit Mortgage Trust
  7.144%    08/25/04...........................................................      14,966         15,415
  Merrill Lynch Mortgage Investor's Inc.
  7.523%    06/15/21...........................................................      19,873         20,406
                                                                                                ----------
                                                                                                   142,726
                                                                                                ----------
  Total Mortgage-Backed
     (Cost $1,320,864).........................................................                  1,355,269
                                                                                                ----------
  Total Bonds and Notes
     (Cost $2,959,928).........................................................                  3,104,131
                                                                                                ----------

--------------------------------------------------------------------------------
    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

66                           Variable Investment Trust-GE Fixed Income Portfolio
--------------------------------------------------------------------------------

                                                              EXPIRATION DATE/       NUMBER
                                                                STRIKE PRICE      OF CONTRACTS     VALUE ($)
                                                              -----------------   -------------   -----------
CALL OPTIONS PURCHASED-0.0%
  U.S. Treasury Note (Cost $117)...........................    Jan. 96/103.25           9             291
                                                                                                  -----------
  Total Investments in Securities
     (Cost $2,960,045).....................................                                        3,104,422
                                                                                                  -----------

                                                                                   PRINCIPAL
                                                                                   AMOUNT($)
                                                                                   ----------
SHORT TERM INVESTMENTS-3.1%
U.S GOVERNMENT AGENCIES
  Federal Home Loan Mortgage Corp.
     5.60%    01/03/96
     (Cost $99,969).............................................................      100,000        99,969(d)
  Other Assets and Liabilities, net 2.0%........................................                     66,804
                                                                                                 ----------
NET ASSETS-100%.................................................................                 $3,271,195
                                                                                                 ----------
                                                                                                 ----------

--------------------------------------------------------------------------------
    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Variable Investment Trust                                                     67
--------------------------------------------------------------------------------

NOTES TO SCHEDULES OF INVESTMENTS

(a)   Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1995, these securities amounted to $50,141 and $52,425 or 0.6% and 1.6% of net assets for the GE U.S. Equity and GE Fixed Income Portfolios, respectively.

(c) Settlement is on a delayed delivery or when issued basis with final maturity to be announced (TBA) in the future.

(d)  Coupon amount represents effective yield.

(e) Floating rate coupon. The stated rate represents the rate at December 31, 1995.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the principal only holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the interest only holding.

ABBREVIATIONS:

ADR--American Depository Receipt

--------------------------------------------------------------------------------

68                                                     Variable Investment Trust
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1995

                                                                          GE U.S.            GE FIXED
                                                                           EQUITY             INCOME
                                                                         PORTFOLIO          PORTFOLIO
                                                                         ----------      ----------------
ASSETS
Investments in securities, at market (cost $6,916,194 and $2,960,045
  respectively).....................................................     $8,456,580         $3,104,422
Short term investments (at amortized cost)..........................         99,969             99,969
Cash................................................................        450,131            108,520
Foreign currency (cost $35 and $0, respectively)....................             35                  0
Receivable for investments sold.....................................          8,710             70,379
Income receivables..................................................         20,193             43,468
Receivable for fund shares sold.....................................         50,296             14,081
Deferred organizational costs.......................................         24,036             24,036
Variation margin receivable.........................................            350                  0
                                                                         ----------      ----------------
Total assets........................................................      9,110,300          3,464,875
                                                                         ----------      ----------------
LIABILITIES
Distributions payable to shareholders...............................              0             16,140
Payable for investments purchased...................................          7,926            150,313
Payable for fund shares repurchased.................................             61                 34
Payable to GEIM.....................................................         31,217             26,693
Payable to custodian................................................              0                  0
                                                                         ----------      ----------------
Total Liabilities...................................................         39,204            193,680
                                                                         ----------      ----------------
NET ASSETS..........................................................     $9,071,096         $3,271,195
                                                                         ----------      ----------------
                                                                         ----------      ----------------
NET ASSETS CONSIST OF:
     Capital paid in................................................     $6,592,639         $3,010,500
     Undistributed/(overdistributed) net investment income..........              0               (109)
     Accumulated net realized gain..................................        937,496            116,427
     Net unrealized appreciation/ (depreciation) on:
       Investments..................................................      1,540,386            144,377
       Futures......................................................            575                  0
       Foreign currency transactions................................              0                  0
                                                                         ----------      ----------------
NET ASSETS..........................................................     $9,071,096         $3,271,195
                                                                         ----------      ----------------
                                                                         ----------      ----------------
Shares outstanding ($.001 par value)................................        470,821            260,979
Net asset value, offering and redemption price per share............     $    19.27         $    12.53

--------------------------------------------------------------------------------
                       SEE NOTES TO FINANCIAL STATEMENTS.

Variable Investment Trust                                                     69
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
FOR THE PERIOD JANUARY 3 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1995

                                                                                                      GE
                                                                                      GE U.S.       FIXED
                                                                                       EQUITY       INCOME
                                                                                     PORTFOLIO     PORTFOLIO
                                                                                     ----------    --------
INVESTMENT INCOME
Income:
     Dividends....................................................................   $  217,452    $     0
     Interest.....................................................................       65,099    328,948
     Less: Foreign taxes withheld.................................................       (1,777)         0
                                                                                     ----------    --------
Total income......................................................................      280,774    328,948
                                                                                     ----------    --------
EXPENSES:
     Advisory and administration fees                                                    53,162     22,614
     Transfer agent...............................................................        7,000      7,000
     Trustees' fees...............................................................        6,796      3,336
     Custody and accounting.......................................................        1,291        634
     Legal........................................................................        8,495      4,171
     Audit........................................................................       16,991      8,341
     Amortization of deferred organizational expense..............................        5,997      5,997
                                                                                     ----------    --------
Total expenses before waiver......................................................       99,732     52,093
Less: Expenses waived or borne by the advisor.....................................      (22,406)   (18,169)
                                                                                     ----------    --------
Net expenses......................................................................       77,326     33,924
                                                                                     ----------    --------
Net investment income.............................................................      203,448    295,024
                                                                                     ----------    --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Realized gain (loss) on:
     Investments..................................................................    1,060,686    259,037
     Futures......................................................................      136,776          0
     Written options..............................................................          701          0
     Foreign currency transactions................................................       (1,784)         0
Increase (decrease) in unrealized appreciation/depreciation on:
     Investments..................................................................    1,540,386    144,377
     Futures......................................................................          575          0
     Foreign currency transactions................................................            0          0
                                                                                     ----------    --------
Net realized and unrealized gain on investments...................................    2,737,339    403,414
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..............................   $2,940,787    $698,438
                                                                                     ----------    --------
                                                                                     ----------    --------

--------------------------------------------------------------------------------
                       SEE NOTES TO FINANCIAL STATEMENTS.

70                                                     Variable Investment Trust
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD JANUARY 3 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1995

                                                                                  GE U.S.        GE FIXED
                                                                                   EQUITY         INCOME
                                                                                 PORTFOLIO       PORTFOLIO
                                                                                ------------    -----------
INCREASE IN NET ASSETS
Operations:
  Net investment income......................................................   $    203,448    $   295,024
  Net realized gain on investments, futures, written options, and foreign
     currency transactions...................................................      1,196,378        259,037
  Net increase in unrealized appreciation....................................      1,540,961        144,377
                                                                                ------------    -----------
  Net increase from operations...............................................      2,940,787        698,438
                                                                                ------------    -----------
Distributions to shareholders from:
  Net investment income......................................................       (207,780)      (301,130)
  Net realized gains.........................................................       (260,666)      (143,981)
                                                                                ------------    -----------
Total distributions..........................................................       (468,446)      (445,111)
                                                                                ------------    -----------
Increase (decrease) in net assets from operations and distributions..........      2,472,341        253,327
                                                                                ------------    -----------
Share transactions:
  Proceeds from sale of shares...............................................     16,940,648      7,347,507
  Value of distributions reinvested..........................................         86,880        321,567
  Cost of shares redeemed....................................................    (10,448,773)    (4,671,206)
                                                                                ------------    -----------
Net increase from share transactions.........................................      6,578,755      2,997,868
                                                                                ------------    -----------
Total increase in net assets.................................................      9,051,096      3,251,195

NET ASSETS
Beginning of period..........................................................         20,000         20,000
                                                                                ------------    -----------
End of period................................................................   $  9,071,096    $ 3,271,195
                                                                                ------------    -----------
                                                                                ------------    -----------
Undistributed/(overdistributed) net investment income, end of period.........   $          0    $      (109)
                                                                                ------------    -----------
                                                                                ------------    -----------

--------------------------------------------------------------------------------
                       SEE NOTES TO FINANCIAL STATEMENTS.

Variable Investment Trust                                                     71
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               GE U.S.         GE FIXED
                                                                                EQUITY          INCOME
                                                                              PORTFOLIO       PORTFOLIO
                                                                             PERIOD ENDED    PERIOD ENDED
                                                                             DECEMBER 31,    DECEMBER 31,
                                                                                 1995            1995
                                                                             ------------    ------------
CHANGES IN PORTFOLIO SHARES:
Shares sold by subscription...............................................       998,802         599,669
Issued for distributions reinvested.......................................         4,523          25,466
Shares redeemed...........................................................      (533,837)       (365,823)
                                                                             ------------    ------------
Net increase in Portfolio shares..........................................       469,488         259,312
                                                                             ------------    ------------
                                                                             ------------    ------------

--------------------------------------------------------------------------------
                       SEE NOTES TO FINANCIAL STATEMENTS.

72                                                     Variable Investment Trust
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

     Selected data based on a share outstanding for the period January 3 (commencement of operations) through December 31, 1995

                                                                                        GE U.S.     GE FIXED
                                                                                        EQUITY       INCOME
                                                                                       PORTFOLIO    PORTFOLIO
                                                                                       ---------    --------
Net asset value, beginning of period................................................    $ 15.00      $12.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income.............................................................       0.46        0.82
  Net realized and unrealized gains on investments..................................       4.87        1.13
                                                                                       ---------    --------
TOTAL INCOME FROM INVESTMENT OPERATIONS.............................................       5.33        1.95
                                                                                       ---------    --------
LESS DISTRIBUTIONS FROM:
  Net investment income.............................................................       0.47        0.84
  Net realized gains................................................................       0.59        0.58
                                                                                       ---------    --------
TOTAL DISTRIBUTIONS.................................................................       1.06        1.42
                                                                                       ---------    --------
NET ASSET VALUE, END OF PERIOD......................................................    $ 19.27      $12.53
                                                                                       ---------    --------
                                                                                       ---------    --------
TOTAL RETURN (A)....................................................................      35.58%      16.83%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)..........................................    $ 9,071      $3,271
  Ratio of net investment income to average net assets*.............................       2.10%       6.52%
  Ratio of expenses to average net assets*..........................................       0.80%       0.75%
  Ratio of expenses to average net assets before voluntary expense limitation*......       1.03%       1.15%
  Portfolio turnover rate...........................................................         71%        253%

------------
NOTES TO FINANCIAL HIGHLIGHTS
(a) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains. Had the advisor not absorbed a portion of expenses, total return would have been lower. Periods less than one year are not annualized.
*  Annualized for periods less than one year.

--------------------------------------------------------------------------------

Variable Investment Trust                                                     73
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, DECEMBER 31, 1995

1. ORGANIZATION OF THE PORTFOLIOS. Variable Investment Trust (the "Trust") is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Trust was formed as a Massachusetts business trust pursuant to a Declaration of Trust (as amended) on February 25, 1994. The Declaration authorizes the Trust's Trustees to create separate series, each with an unlimited number of shares of beneficial interest. The Trust is comprised of five investment portfolios (the "Portfolios"), only four of which are currently being offered through the Power Portfolio Variable Annuity, as follows: GE U.S. Equity Portfolio, GE International Equity Portfolio, GE Fixed Income Portfolio and GE Money Market Portfolio.

  Shares of the Trust are offered only to insurance company separate accounts that fund certain variable contracts. These insurance companies may include insurance companies affiliated with GE Investment Management Incorporated ("GEIM"), the investment advisor and administrator of each Portfolio. As of December 31, 1995, Great Northern Insured Annuity Corporation, an affiliated insurance company, controlled the Portfolios by ownership of virtually all of the Portfolios' shares of beneficial interest. The Trust may in the future offer shares of some or all of the Portfolios to variable life insurance separate accounts.

  The investment objective of GE U.S. Equity Portfolio is long-term growth of capital, which the Portfolio seeks to achieve through investment primarily in equity securities of U.S. companies. The investment objective of GE Fixed Income Portfolio is to seek maximum income consistent with prudent investment management and the preservation of capital, which the Portfolio seeks to achieve by investing in fixed income securities.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES. The following summarizes the significant accounting policies of the Trust:

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  SECURITY VALUATION AND TRANSACTIONS. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sales occurred on that day, at the current quoted bid price. Certain fixed income securities are valued by a dealer or by a pricing service based upon a computerized matrix system, which considers market transactions and dealer supplied valuations.

  Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are principally traded. Written options traded on an exchange are valued using the last sale price or, in the absence of a sale, the last offering price, and options traded over-the-counter are valued using dealer-supplied valuations.

  Short term investments maturing within 60 days are valued at amortized cost or original cost plus accrued interest, each of which approximates market value.

--------------------------------------------------------------------------------

74                                                     Variable Investment Trust
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

  Portfolio positions which cannot be valued as set forth above are valued at fair value under procedures approved by the Trustees.

  To secure prices or yields deemed advantageous at a particular time, the Portfolios may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. This may increase the risk if the other party involved in the transaction fails to deliver and causes the Portfolios to subsequently invest at less advantageous yields. In connection with such purchases, the Portfolios are required to hold collateral (cash, Government securities or other liquid, high grade debt obligations) with the Portfolios' custodian sufficient to cover the purchase price, unless they enter into an offsetting contract for the sale of equal securities and value.

  Transactions are accounted for as of the trade date. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

  FOREIGN CURRENCY. Accounting records of the Portfolios are maintained in U.S. dollars. Investment securities and other assets and liabilities and purchases and sales of investment securities are denominated in foreign currency and translated to U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

  The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized exchange gains or losses from foreign currency transactions represent sale of foreign currencies, currency gains or losses between the trade date and the settlement date on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios' books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, as a result of changes in the exchange rate.

  INCOME TAXES. It is each Portfolio's policy to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains to its shareholders and therefore no provision for federal income tax has been made. Each Portfolio is treated as a separate taxpayer for federal income tax purposes.

  INVESTMENT INCOME. Corporate actions (including cash dividends) are recorded not of nonreclaimable tax withholdings on the ex-dividend date, except for certain foreign securities for which corporate actions are recorded as soon as the Portfolios are informed. Interest income is recorded on the accrual basis. All discounts on taxable bonds are amortized to call or maturity date, whichever is shorter using the effective yield method.

  EXPENSES. Expenses of the Trust which are directly identifiable to a specific Portfolio are allocated to that Portfolio. Expenses which are not readily identifiable to a specific Portfolio are allocated in such a manner as

--------------------------------------------------------------------------------

Variable Investment Trust                                                     75
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Portfolios. All expenses of the Portfolios are paid by the Investment Advisor and reimbursed by the Portfolios up to the voluntary expense limitations.

  DISTRIBUTIONS TO SHAREHOLDERS. GE Fixed Income Portfolio declares investment income dividends daily (paid monthly). GE U.S. Equity Portfolio declares and pays dividends of net investment income annually. All Portfolios declare and pay net realized capital gain distributions annually. The character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include treatment of realized and unrealized gains and losses on foreign currency transactions, paydown gains and losses on mortgage-backed securities, losses on wash sale transactions and deferred organizational expenses. Reclassifications are made to the Portfolios' capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

  DEFERRED ORGANIZATIONAL COSTS. Organizational expenses applicable to the Portfolios have been deferred and are being amortized on a straight-line basis over a period of five years from commencement of investment operations.

  REPURCHASE AGREEMENTS. The Portfolios' custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolios. It is the policy of the Portfolios to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Portfolios have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

  FUTURES AND OPTIONS. Each Portfolio may invest in futures contracts and purchase and write options. These investments involve, to varying degrees, elements of market risk and risks in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the involvement the Portfolios have in the particular classes of instruments. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities and interest rates. Risks also may arise if there is an illiquid secondary market for the instruments, or due to the inability of counterparties to perform. The Portfolios will invest in these instruments to hedge against the effects of changes in value of portfolio securities due to anticipated changes in interest rates and/or market conditions, to equitize a cash position, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Portfolios involved.

  Upon entering into a futures contract, the Portfolios are required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolios each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolios recognize a realized gain or loss when the futures contract is closed. The Portfolios will realize a gain or loss upon the expiration or

--------------------------------------------------------------------------------

76                                                     Variable Investment Trust
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED closing of an option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

  OTHER. There are certain additional risks involved when investing in foreign securities that are not inherent in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the imposition of unfavorable foreign governmental laws and restrictions.

3.  FEES AND COMPENSATION PAID TO AFFILIATES.

  ADVISORY AND ADMINISTRATION FEES. Compensation to GEIM, the Portfolios' Investment Advisor and Administrator, a wholly owned subsidiary of General Electric Company, for investment advisory and administrative services, is paid monthly based on the average daily net assets of each Portfolio. Such advisory and administration fee is based on the annual rates listed in the table below. Until further notice, GEIM has agreed to reduce other operating expenses (exclusive of advisory and administration fees) for each Portfolio as indicated in the following table:

                                                                        ANNUALIZED BASED ON AVERAGE
                                                                              DAILY NET ASSETS
                                                                 ------------------------------------------
                                                                    ADVISORY AND        LIMITATION OF OTHER
                                                                 ADMINISTRATION FEES    OPERATING EXPENSES
                                                                 -------------------    -------------------
GE U.S. Equity Portfolio......................................           .55%                   .25%
GE Fixed Income Portfolio.....................................           .50%                   .25%

  TRUSTEES' FEES. The Portfolios pay no compensation to their Trustees who are employees of GEIM. Trustees who are not GEIM employees receive an annual fee of $5,000 and an additional fee of $500 for each Trustees' meeting attended.

4. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION. Aggregate gross unrealized appreciation/ depreciation of investments for each Portfolio at December 31, 1995, were as follows:

                                                                   GROSS           GROSS            NET
                                                                 UNREALIZED      UNREALIZED      UNREALIZED
                                                                APPRECIATION    DEPRECIATION    APPRECIATION
                                                                ------------    ------------    ------------
GE U.S. Equity Portfolio.....................................    $1,599,736       $ 59,350       $1,540,386
GE Fixed Income Portfolio....................................       145,416          1,039          144,377

  The aggregate cost of each Portfolio's investments was substantially the same for book and federal income tax purposes at December 31, 1995.

--------------------------------------------------------------------------------

Variable Investment Trust                                                     77
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
5. OPTIONS. During the period ended December 31, 1995, the following option contracts were written:

                                                                                        GE U.S. EQUITY
                                                                                           PORTFOLIO
                                                                                    -----------------------
                                                                                       NUMBER
                                                                                    OF CONTRACTS    PREMIUM
                                                                                    ------------    -------
Balance as of January 3, 1995....................................................         0         $    0
Written..........................................................................         4          1,551
Closed and Expired...............................................................        (3)        (1,329)
Exercised........................................................................        (1)          (222)
                                                                                         --
                                                                                                    -------
Balance as of December 31, 1995..................................................         0         $    0
                                                                                         --
                                                                                         --
                                                                                                    -------
                                                                                                    -------

6. INVESTMENT TRANSACTIONS. The cost of purchases and the proceeds from sales of investments, other than U.S. Government obligations, short term investments and options, for the period ended December 31, 1995, were:

                                                                                   PURCHASES       SALES
                                                                                  -----------    ----------
GE U.S. Equity Portfolio.......................................................   $11,587,276    $5,815,371
GE Fixed Income Portfolio......................................................     2,697,058     1,576,390

The cost of purchases and the proceeds from sales of long-term U.S. Government obligations for the period ended December 31, 1995, were:

                                                                                   PURCHASES       SALES
                                                                                  -----------    ----------
GE U.S. Equity Portfolio.......................................................   $   122,166    $   40,166
GE Fixed Income Portfolio......................................................    10,242,480     8,582,035

--------------------------------------------------------------------------------

78                                                     Variable Investment Trust
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Trustees of Variable Investment Trust

  In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects the financial position of GE U.S. Equity Portfolio, GE International Equity Portfolio, GE Fixed Income Portfolio and GE Money Market Portfolio, each a portfolio of Variable Investment Trust (the "Trust"), at December 31, 1995 and the results of their operations, the changes in their net assets and the financial highlights for the period January 3, 1995 (commencement of operations) through December 31, 1995, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1995 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

Boston, Massachusetts
February 8, 1996

--------------------------------------------------------------------------------

The Statement of Additional Information is incorporated herein by reference to the Statement of Additional Information filed with the Securities and Exchange Commission on October 24, 1997 as part of Post-Effective Amendment No. 21 to GE Investments Funds, Inc.'s registration statement on Form N-1A (File No. 2-91369).

                           GE INVESTMENTS FUNDS, INC.

PART C - OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a)    Financial Statements

       The financial statements of GE Investments Funds, Inc. are included in Part B to this Registration Statement.

(b)    Exhibits


1 Amended and restated Articles of Incorporation of GE Investments Funds, Inc. dated April 17, 1997 incorporated herein by reference to post-effective amendment # 19 to this Form N-1A registration statement (File No. 2-91369), filed with the Securities and Exchange Commission on July 11, 1997.


2 Amended and restated By-laws of Life of Virginia Series Fund, Inc. dated January 25, 1995 incorporated herein by reference to post-effective amendment #15 to this Form N-1A registration statement (File No. 2-91369), filed with the Securities and Exchange Commission on May 1, 1995.

3      Not Applicable

4      Not Applicable

5(a) Investment Advisory Agreement between Life of Virginia Series Fund, Inc. and Aon Advisors, Inc., dated May 1, 1993 incorporated herein by reference to post-effective amendment #13 to this Form N-1A registration statement (File No. 2-91369), filed with the Securities and Exchange Commission on April 29, 1994.

5(b) New Investment Advisory Agreement between Life of Virginia Series Fund, Inc. and Aon Advisors, Inc. dated April 27, 1995, covering the International Equity Portfolio incorporated herein by reference to post-effective amendment #15 to this Form N-1A registration statement (File No. 2-91369), filed with the Securities and Exchange Commission on May 1, 1995.

5(c) New Investment Advisory Agreement between Life of Virginia Series Fund, Inc. and Aon Advisors, Inc. dated April 27, 1995, covering the Real Estate Securities Portfolio incorporated herein by reference to post-effective amendment #15 to this Form N-1A registration statement (File No. 2-91369), filed with the Securities and Exchange Commission on May 1, 1995.

5(d) Form of Investment Sub-Advisory Agreement between Aon Advisors, Inc. and Perpetual Portfolio Management, Limited incorporated herein by reference to post-effective amendment #15 to this Form N-1A registration statement (File No. 2-91369), filed with the Securities and Exchange Commission on May 1, 1995.

5(e) Form of Investment Sub-Advisory Agreement between Aon Advisors, Inc. and Genesis Realty Capital Management, L.P. incorporated herein by reference to post-effective amendment #15 to this Form N-1A registration statement (File No. 2-91369), filed with the Securities and Exchange Commission on May 1, 1995.

5(f) Form of Investment Sub-Advisory Agreement between Aon Advisors, Inc. and GMG/Seneca Capital Management, LLC incorporated herein by reference to exhibit 17 to post-effective amendment # 16 to this Form N-1A registration statement (File No. 2-91369), filed with the Securities and Exchange Commission on May 1, 1996.

5(g) Investment Advisory and Administration Agreement dated May 1, 1997, between GE Investments Funds, Inc. and GE Investment Management Incorporated incorporated herein by reference to post-effective amendment #18 to this registration statement (File No. 2-91369), filed on April 30, 1997.

5(h) Sub-Advisory Agreement dated May 1, 1997, between GE Investment Management Incorporated and GMG/Seneca Capital Management, LLC incorporated herein by reference to post-effective amendment #18 to this registration statement (File No. 2-91369), filed on April 30, 1997.


6(a) Underwriting Agreement between Life of Virginia Series Fund, Inc. and Forth Financial Securities Corporation, dated April 2, 1996 incorporated herein by reference to post-effective amendment #16 to this Form N-1A registration statement (File No. 2-91369), filed with the Securities and Exchange Commission on May 1, 1996.




6(b) Distribution Agreement between GE Investments Funds, Inc. and GE Investment Services Inc. dated October 24, 1997 incorporated herein by reference to post-effective amendment #21 to this Form N-1A registration statement (File No. 2-91369), filed with the Securities and Exchange Commission on October 24, 1997.


7      Not Applicable

8(a) Custody Agreement between Life of Virginia Series Fund, Inc. and Crestar incorporated herein by reference to post-effective amendment #4 to this Form N-1A registration statement (File No. 2-91369), filed with the Securities and Exchange Commission on 4/10/87.

8(b) Form of Custody Agreement between Life of Virginia Series Fund, Inc. and Firstar Trust Company incorporated herein by reference to post-effective amendment #15 to this Form N-1A registration statement (File No. 2-91369), filed with the Securities and Exchange Commission on May 1, 1995.

8(c) Form of Sub-Custody Agreement between Firstar Trust Company and Chase Manhattan Bank, N.A. incorporated herein by reference to post-effective amendment #15 to this Form N-1A registration statement (File No. 2-91369), filed with the Securities and Exchange Commission on May 1, 1995.

8(d) Custody Agreement dated May 1, 1997, between GE Investments Funds, Inc. and State Street Bank and Trust Company incorporated herein by reference to post-effective amendment #21 to this Form N-1A registration statement (File No. 2-91369), filed with the Securities and Exchange Commission on October 24, 1997.

9 Transfer Agency Agreement between GE Investments Funds, Inc. and State Street Bank and Trust Company dated October 24,1997 incorporated herein by reference to post-effective amendment #21 to this Form N-1A registration statement (File No. 2-91369), filed with the Securities and Exchange Commission on October 24, 1997.


10 Opinion and consent of William E. Daner, Jr., Esq. incorporated herein by reference to pre-effective amendment #1 to this Forn N-1A registration statement (File No. 2-91369), filed with the Securities and Exchange Commission on 12/21/84.

11(a)  Consent of Sutherland, Asbill & Brennan LLP.


11(b)  Consent of Ernst & Young LLP.


11(c)  Consent of KPMG Peat Marwick LLP.


11(d)  Consent of Price Waterhouse LLP.


12     Not Applicable.

13(a) Letter regarding initial capital incorporated herein by reference to post-effective amendment #1 to this Form N-1A registration statement (File No. 2-91369), filed with the Securities and Exchange Commission on 6/28/85.

13(b) Stock Sale Agreement incorporated herein by reference to pre-effective amendment #1 to this Form N-1A registration statement (File No. 2-91369), filed with the Securities and Exchange Commission on 12/21/84.

13(c) Stock Sale Agreements for Separate Accounts III and 4; Amendments to Stock Sale Agreements for Separate Accounts I and II incorporated herein by reference to post-effective amendment #7 to this Form N-1A registration statement (File No. 2-91369), filed with the Securities and Exchange Commission on 4/19/89.


14     Not Applicable.


15     Not Applicable.

16     Not Applicable.

17. Financial Data Schedules incorporated herein by reference to post-effective amendment #18 to this registration statement (File No. 2-91369), filed on April 30, 1997.

18.    Not applicable.

19     Not Applicable


Item 25. Persons Controlled by or Under Common Control with Registrant.


GE Investments Funds, Inc. is a Virginia corporation organized on May 14, 1984. The Life Insurance Company of Virginia, a corporation chartered under the Laws of the Commonwealth of Virginia, has provided the initial investment in the Registrant. The Life Insurance Company of Virginia and Great Northern Insured Annuity Corporation each own a significant amount of the shares of one or more classes of the Registrant's stock through the Separate Accounts to support the variable life insurance and/or variable annuity contracts which they offer. Additional information about persons controlled by or under common control with the Registrant is incorporated herein by reference to pages 10-12 and to exhibit 21 of GE's Form 10-K (File No. 1-35) filed with the commission on December 31, 1996.

The Life Insurance Company of Virginia and Great Northern Insured Annuity Corporation each are an indirect, wholly-owned subsidiary of General Electric Capital Corporation ("GE Capital"). GE Capital, a diversified financial services company, is a wholly-owned subsidiary of General Electric Company.

Item 26. Number of Holders of Securities

                                                  Number of Record Holders
Title of Class                                    as of September 30, 1997
--------------                                    ------------------------


Capital Stock, Class A                                        5

Capital Stock, Class B                                        4

Capital Stock, Class C                                        5

Capital Stock, Class D                                        4

Capital Stock, Class E                                        4

Capital Stock, Class F                                        4

Capital Stock, Class G                                        4

Capital Stock, Class H                                        4

Capital Stock, Class I                                        0

Capital Stock, Class J                                        0

Capital Stock, Class K                                        0

Item 27. Indemnification


     Under Section 13.1-697.A of the Virginia Stock Corporation Act, with respect to any threatened, pending or completed proceeding against a present or former director, officer, employee or agent ("corporate representative") of the registrant, except a proceeding brought by or on the behalf of the registrant, the registrant may indemnify the corporate representative against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such proceedings, if:
(i) he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interest of the registrant; and (ii) with respect to any criminal action or proceeding, he had no reasonable cause to believe his conduct was unlawful. The registrant is also authorized under Section 13.1-3.1(b) of the Virginia Stock Corporation Act to indemnify a corporate representative under certain circumstances against expenses incurred in connection with any threatened, pending, or completed proceeding brought by or in the right of the registrant.

     The Articles of Incorporation of the Fund (Exhibit 1.(c) to this Registration Statement) provide that the Fund may indemnify it corporate representatives, in a manner that is consistent with the laws of the Commonwealth of Virginia. The Articles preclude indemnification for "disabling conduct" (willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of office) and sets forth reasonable and fair means for determining whether indemnification shall be made.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the Fund has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 28.  Business and Other Connections of Investment Adviser

Reference is made to "Management of the Company" in the Prospectus forming Part A, and "The Management of the Company" in the Statement of Additional Information forming Part B, of this Registration Statement.

The list required by this Item 28 of officers and directors of GEIM, the Funds' investment adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years, is incorporated by reference to Schedules A and D of the Forms ADV filed by GEIM pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-31947).

Item 29.  Principal Underwriters

     (a) GE Investment Services Inc. ("GEIS") also serves as distributor for the investment portfolios of GE Funds, GE Institutional Funds and for Elfun Tax-Exempt Income Fund, Elfun Income Fund, Elfun Global Fund, Elfun Money Market Fund, Elfun Trusts and Elfun Diversified Fund.

     (b) The information required by this Item 29 with respect to each director and Officer of GEIS is incorporated by reference to Schedule A of Form BD filed by GEIS pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-45710).

     (c) Inapplicable.

Item 30.  Location of Accounts and Records

All accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules thereunder, are maintained at the offices of:
Registrant located at 3003 Summer Street, Stamford, Connecticut 06905; State Street Bank and Trust Company ("State Street"), Registrant's custodian and transfer agent, located at 225 Franklin Street, Boston, Massachusetts 02101; and National Financial Data Services Inc., an indirect subsidiary of State Street, located at P.O. Box 419631, Kansas, MO 64141-6631.


Item 31.  Management Services


None.


Item 32.  Undertakings


(a)    Not applicable.


(b) The Registrant undertakes to file a post-effective amendment, containing reasonably current financial statements for Premier Growth Equity Fund (that need not be certified) within four to six months from the effective date of post-effective amendment number 21.


(c) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

(d) The Registrant hereby undertakes, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon any question of removal of a director or directors, and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940, as amended.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, GE Investments Funds, Inc. certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 22 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stamford, State of Connecticut, on the 11th day of December, 1997.




                         GE Investments Funds, Inc.





                                     /s/  Paul E. Rutledge
                         By:_____________________________________
                                      Paul E. Rutledge, President

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.



Signature                               Title                                        Date
---------                               -----                                        ----


 /s/ Paul E. Rutledge
__________________________________      President (Principal Executive Officer)      12/11/97
Paul E. Rutledge                        and Director


/s/ Jeffrey A. Groh
__________________________________      Treasurer (Principal Financial               12/11/97
Jeffrey A. Groh                         and Accounting Officer)


/s/ Michael J. Cosgrove
__________________________________      Director                                     12/11/97
Michael J. Cosgrove


/s/ John R. Costantino
__________________________________      Director                                     12/11/97
John R. Costantino


/s/ William J. Lucas
__________________________________      Director                                     12/11/97
William J. Lucas


__________________________________      Director
Robert P. Martin, Jr.


__________________________________      Director
J. Clifford Miller, III


__________________________________      Director
J. Garnett Nelson


__________________________________      Director
Lee A. Putney

/s/ Robert P. Quinn
__________________________________      Director                                     12/11/97
Robert P. Quinn



                                 Exhibit Index


11 (a) Consent of Sutherland, Asbill & Brennan LLP

11 (b) Consent of Ernst & Young LLP.

11 (c) Consent of KPMG Peat Marwick LLP.

11 (d) Consent of Price Waterhouse LLP.



